UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2015

Date of reporting period:	2/28/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SHORT DURATION HIGH YIELD INCOME FUND

SEMIANNUAL REPORT • FEBRUARY 28, 2015

Objective

To provide a high level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

April 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short Duration High Yield Income Fund informative and useful. The report covers performance for the six-month period that ended February 28, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short Duration High Yield Income Fund

Prudential Short Duration High Yield Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/15
	Six Months	One Year	Since Inception
Class A	0.41%	1.63%	8.65% (10/26/12)
Class C	0.04	0.87	6.73 (10/26/12)
Class Q	N/A	N/A	1.04 (10/27/14)
Class Z	0.54	1.88	9.30 (10/26/12)
Barclays US High Yield Ba/B Rated 1–5 Yr 1% Capped Index	0.47	2.36	—
Lipper High Yield Funds Average	–1.12	1.25	—

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Since Inception
Class A		–1.79%	2.10% (10/26/12)
Class C		–0.20	2.72 (10/26/12)
Class Q		N/A	N/A (10/27/14)
Class Z		1.87	3.81 (10/26/12)
Barclays US High Yield Ba/B Rated 1–5 Yr 1% Capped Index		1.84	—
Lipper High Yield Funds Average		0.59	—

Source: Prudential Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

Benchmark Definitions

Barclays US High Yield Ba/B Rated 1–5 Year 1% Capped Index

The Barclays US High Yield Ba/B 1–5 Year 1% Capped Index (Capped Index) represents the performance of US short duration, higher-rated high yield bonds. The cumulative total return for the Capped Index measured from the month-end closest to the inception date for Class A, C, and Z shares through 2/28/15 is 13.28% and 0.75% for Class Q shares. The average annual total return for the Capped Index measured from the month-end closest to the inception date for Class A, C, and Z shares through 3/31/15 is 5.18%. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper High Yield Funds Average

The Lipper High Yield Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class A, C, and Z shares through 2/28/15 is 13.23% and 0.15% for Class Q shares. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date for Class A, C, and Z shares through 3/31/15 is 5.09%. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Short Duration High Yield Income Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 2/28/15
First Data Corp., Gtd. Notes, 12.625%, 01/15/2021	2.2%
Continental Airlines Pass-Through Trust, Pass-Through Certificates, Series 2012-3, Class C, 6.125%, 04/29/2018	1.5
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 7.250%, 10/30/2017	1.4
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 8.875%, 12/15/2017	1.4
HCA Holdings, Inc., Sr. Unsec’d. Notes, 7.750%, 05/15/2021	1.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/15
Technology	14.5%
Healthcare & Pharmaceutical	10.4
Gaming	7.6
Telecommunications	7.1
Cable & Satellite	7.0

Industry weightings reflect only long-term investments and are subject to change.

Distributions and Yields as of 2/28/15
	Total Distributions Paid for Six Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.31	4.05%	4.01%
Class C	0.27	3.44	3.44
Class Q	0.22	4.55	4.55
Class Z	0.32	4.44	4.44

Credit Quality expressed as a percentage of total investments as of 2/28/15
BBB	3.1%
BB	38.4
B	51.8
CCC	5.8
CC	0.2
Not Rated	0.3
Cash/Cash Equivalents	0.4
Total Investments	100.0%

Source: PIM

Credit ratings reflect the highest rating assigned by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, Moody’s ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by Moody’s, S&P, or Fitch. Credit ratings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2014, at the beginning of the period, and held through the six-month period ended February 28, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Short Duration High Yield Income Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short Duration High Yield Income Fund		Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,004.10	1.10%	$5.47
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

Class C	Actual	$1,000.00	$1,000.40	1.85%	$9.18
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25

Class Q**	Actual	$1,000.00	$1,010.40	0.75%	$2.56
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

Class Z	Actual	$1,000.00	$1,005.40	0.85%	$4.23
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2015, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 125-day period ended February 28, 2015, measured from the Class’s inception date of October 27, 2014.

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The Fund’s annualized expense ratios for the six-month period ended February 28, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.15%	1.10%
C	1.85	1.85
Q	0.75	0.75
Z	0.85	0.85

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Short Duration High Yield Income Fund	7

Portfolio of Investments

as of February 28, 2015 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 97.6%

BANK LOANS(a) 2.1%

Building Materials & Construction 0.2%
Materis CHRYSO SA (France)	4.788%	08/13/21	EUR	3,000	$3,301,739

Capital Goods 0.3%
CPM Acquisition Corp.	6.250	08/29/17		3,776	3,761,778

Chemicals 0.3%
Axalta Coating Systems US Holdings	3.750	02/03/20		2,372	2,353,475
Colouroz Investment 2 LLC	4.750	09/07/21		2,000	1,986,432

					4,339,907

Foods 0.5%
Agrokor DD Spv2 (Croatia), PIK	9.500	06/04/18	EUR	4,000	4,375,462
Jacobs Douwe Egberts (Netherlands)	4.250	07/23/21	EUR	1,900	2,129,838

					6,505,300

Metals 0.5%
FMG Resources (August 2006) Pty. Ltd. (Australia)	3.750	06/30/19		6,500	6,016,562

Technology 0.3%
Kronos, Inc.	9.750	04/30/20		3,541	3,617,253

TOTAL BANK LOANS (cost $29,544,469)					27,542,539

CORPORATE BONDS 95.3%

Aerospace & Defense 1.7%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	4.750	04/15/19		6,650	6,483,750
Sr. Unsec’d. Notes, 144A	7.500	03/15/18		4,025	4,286,625
Ducommun, Inc., Gtd. Notes	9.750	07/15/18		8,563	9,162,410
Esterline Technologies Corp., Gtd. Notes	7.000	08/01/20		2,727	2,863,350

					22,796,135

Airlines 1.5%
Continental Airlines Pass-Through Trust, Pass-Through Certificates, Series 2012-3, Class C	6.125	04/29/18		18,400	19,504,000

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	9

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive 2.1%
Allison Transmission, Inc., Gtd. Notes, 144A	7.125%	05/15/19	7,400	$7,723,750
American Axle & Manufacturing, Inc., Gtd. Notes	5.125	02/15/19	1,750	1,824,375
Gtd. Notes	7.750	11/15/19	1,900	2,170,750
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.000	06/15/19	3,450	3,644,649
Sec’d. Notes	8.250	06/15/21	1,250	1,395,313
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(b)	4.250	11/15/19	2,125	2,207,344
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.250	11/15/19	2,350	2,491,000
Sr. Sec’d. Notes, PIK, 144A	6.875	08/15/18	6,425	6,730,187

				28,187,368

Building Materials & Construction 5.8%
Beazer Homes USA, Inc., Gtd. Notes(b)	5.750	06/15/19	2,925	2,822,625
Sr. Sec’d. Notes	6.625	04/15/18	12,171	12,657,840
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $4,819,813; purchased 04/24/14 - 09/17/14)(c)(d)	6.750	05/01/21	4,450	4,783,750
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875	04/30/19	4,000	4,448,800
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.500	06/15/18	2,500	2,781,250
D.R. Horton, Inc., Gtd. Notes	3.625	02/15/18	2,018	2,056,342
Gtd. Notes	5.625	01/15/16	250	258,125
Gtd. Notes	6.500	04/15/16	100	104,750
HD Supply, Inc., Gtd. Notes	11.500	07/15/20	3,500	4,025,000
KB Home, Gtd. Notes	4.750	05/15/19	5,564	5,390,125
Lennar Corp., Gtd. Notes	4.500	06/15/19	4,200	4,326,000
Gtd. Notes	4.500	11/15/19	3,975	4,064,437
Standard Pacific Corp., Gtd. Notes	8.375	05/15/18	8,647	9,900,815
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A (original cost $4,966,875; purchased 03/18/14)(c)(d)	7.750	04/15/20	4,500	4,770,000

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	500	$513,750
U.S. Concrete, Inc., Sr. Sec’d. Notes	8.500	12/01/18	9,200	9,752,000
USG Corp., Sr. Unsec’d. Notes	6.300	11/15/16	3,725	3,920,563

				76,576,172

Cable & Satellite 7.0%
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750	04/15/18	5,500	6,132,500
Sr. Unsec’d. Notes	8.625	09/15/17	6,550	7,409,687
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000	01/15/19	4,890	5,085,600
Gtd. Notes	7.250	10/30/17	17,898	18,636,292
Gtd. Notes	8.125	04/30/20	8,300	8,704,625
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625	07/15/18	4,218	4,766,340
Sr. Unsec’d. Notes	7.875	02/15/18	4,250	4,797,188
Sr. Unsec’d. Notes	8.625	02/15/19	250	291,563
DISH DBS Corp., Gtd. Notes	7.875	09/01/19	5,509	6,218,284
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250	04/01/19	11,592	11,997,720
Gtd. Notes	7.250	10/15/20	2,815	2,927,600
Numericable Group SA (France), Sr. Sec’d. Notes, 144A	4.875	05/15/19	4,675	4,675,000
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000	05/15/17	10,850	11,107,687
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625	07/01/20	210	219,713

				92,969,799

Capital Goods 6.1%
Anixter International, Inc., Gtd. Notes	5.625	05/01/19	9,300	9,951,000
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,603,250; purchased 01/16/14 - 02/12/14)(c)(d)	7.000	02/01/19	1,575	1,634,062
Case New Holland Industrial, Inc., Gtd. Notes	7.875	12/01/17	2,570	2,865,550
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $5,997,500; purchased 12/18/13 - 03/21/14)(c)(d)	8.750	12/15/19	5,500	5,623,750

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	11

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
CNH America LLC, Gtd. Notes	7.250%	01/15/16		1,000	$1,042,500
CNH Capital LLC, Gtd. Notes	3.625	04/15/18		375	376,875
Gtd. Notes	3.875	11/01/15		250	251,563
Hertz Corp. (The), Gtd. Notes	7.500	10/15/18		5,716	5,916,060
International Wire Group Holdings, Inc., Sec’d. Notes, 144A(b)	8.500	10/15/17		3,150	3,291,750
Michael Baker International, Inc., Sr. Sec’d. Notes, 144A	8.250	10/15/18		9,660	9,418,500
NCSG Crane & Heavy Haul Services (Canada), Sec’d. Notes, 144A	9.500	08/15/19		4,375	2,734,375
Polymer Group, Inc., Sr. Sec’d. Notes	7.750	02/01/19		3,336	3,469,440
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000	05/15/18		9,272	9,364,720
SPX Corp., Gtd. Notes(b)	6.875	09/01/17		6,781	7,391,290
Terex Corp., Gtd. Notes	6.500	04/01/20		2,900	3,045,000
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $6,917,735; purchased 01/31/13 - 06/30/14)(c)(d)	7.500	02/15/19		6,583	6,648,830
United Rentals North America, Inc., Gtd. Notes	8.250	02/01/21		4,950	5,370,750
WireCo WorldGroup, Inc., Gtd. Notes	9.500	05/15/17		1,650	1,625,250

					80,021,265

Chemicals 2.0%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A(b)	7.375	05/01/21		2,500	2,706,250
Hexion U.S. Finance Corp., Sr. Sec’d. Notes	8.875	02/01/18		7,650	6,445,125
Koppers, Inc., Gtd. Notes(b)	7.875	12/01/19		17,627	17,825,304

					26,976,679

Consumer 2.0%
Galaxy Bidco Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	5.563(a)	11/15/19	GBP	1,050	1,608,888
Gibson Brands, Inc., Sr. Sec’d. Notes, 144A (original cost $1,094,625; purchased 05/13/14)(c)(d)	8.875	08/01/18		1,050	1,031,625
Laureate Education, Inc., Gtd. Notes, 144A(b)	10.000	09/01/19		6,700	6,398,500

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Consumer (cont’d.)
Novalis SAS (France), Sr. Sec’d. Notes, 144A	6.000%	06/15/18	EUR	1,200	$1,401,534
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625	12/15/20		6,374	6,756,440
Service Corp. International, Sr. Unsec’d. Notes	7.625	10/01/18		7,730	8,831,525

					26,028,512

Electric 2.6%
AES Corp. (The), Sr. Unsec’d. Notes	3.234(a)	06/01/19		2,475	2,437,875
Sr. Unsec’d. Notes	8.000	10/15/17		2,150	2,416,062
Sr. Unsec’d. Notes	8.000	06/01/20		1,300	1,491,750
Sr. Unsec’d. Notes	9.750	04/15/16		688	755,080
DPL, Inc., Sr. Unsec’d. Notes	6.500	10/15/16		901	950,555
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	6.750	11/01/19		7,050	7,376,062
Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B	9.125	06/30/17		776	806,530
NRG Energy, Inc., Gtd. Notes	7.625	01/15/18		11,500	12,765,000
Gtd. Notes	8.250	09/01/20		4,375	4,664,844
NRG REMA LLC, Pass-Through Certificates(c)	9.237	07/02/17		359	374,314

					34,038,072

Energy—Integrated
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250	12/12/21		200	143,500

Energy—Other 1.4%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	10.250	04/08/19		1,000	394,000
Sr. Sec’d. Notes, 144A(b)	10.250	04/08/19		5,500	2,167,000
California Resources Corp., Gtd. Notes, 144A(b)	5.000	01/15/20		1,750	1,605,625
CGG SA (France), Gtd. Notes(b)	7.750	05/15/17		288	270,720
EP Energy LLC/EP Energy Finance, Inc., Gtd. Notes(b)	9.375	05/01/20		225	240,187
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $1,102,500; purchased 03/15/13 - 03/18/13)(c)(d)	8.000	02/15/20		1,000	1,025,000
Kodiak Oil & Gas Corp., Gtd. Notes	8.125	12/01/19		5,000	5,212,500

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	13

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
PHI, Inc., Gtd. Notes	5.250%	03/15/19		1,650	$1,501,500
SESI LLC, Gtd. Notes	6.375	05/01/19		6,000	6,030,000

					18,446,532

Food & Beverage 4.0%
Aramark Services, Inc., Gtd. Notes	5.750	03/15/20		1,005	1,050,225
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250	10/05/16		1,600	1,744,424
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750	01/01/20		5,375	5,375,000
Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.810(a)	07/15/20	GBP	3,354	3,796,467
JBS SA (Brazil), Sr. Unsec’d. Notes, RegS	10.500	08/04/16		1,500	1,650,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $4,865,625; purchased 06/17/14)(c)(d)	7.250	06/01/21		4,500	4,733,528
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $6,382,375; purchased 05/27/14 - 08/01/14)(c)(d)	9.375	05/01/20		5,875	6,337,656
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000	11/01/19		675	739,969
Smithfield Foods, Inc., Sr. Unsec’d. Notes	7.750	07/01/17		2,825	3,161,740
Sr. Unsec’d. Notes, 144A	5.250	08/01/18		5,725	5,903,906
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes (original cost $19,428,469; purchased 05/24/13 - 10/07/14)(c)(d)	8.875	12/15/17		17,787	18,587,415

					53,080,330

Gaming 7.6%
Boyd Gaming Corp., Gtd. Notes(b)	9.125	12/01/18		4,300	4,504,250
CCM Merger, Inc., Gtd. Notes, 144A (original cost $6,253,325; purchased 09/04/13 - 05/21/14)(c)(d)	9.125	05/01/19		5,935	6,454,313
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	4.375	11/01/18		6,425	6,682,000
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(b)	8.500	12/01/21		2,235	2,335,575
Isle of Capri Casinos, Inc., Gtd. Notes	7.750	03/15/19		11,003	11,415,613

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Gaming (cont’d.)
MGM Resorts International, Gtd. Notes	7.625%	01/15/17		8,070	$8,715,600
Gtd. Notes	10.000	11/01/16		8,080	9,009,200
MTR Gaming Group, Inc., Sec’d. Notes(b)	11.500	08/01/19		12,557	13,624,345
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250	11/15/19		2,800	2,877,000
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A(b)	8.375	02/15/18		13,021	13,769,707
Pinnacle Entertainment, Inc., Gtd. Notes	7.500	04/15/21		9,015	9,544,631
Gtd. Notes(b)	8.750	05/15/20		5,966	6,294,130
Station Casinos LLC, Gtd. Notes	7.500	03/01/21		5,000	5,375,000

					100,601,364

Healthcare & Pharmaceutical 10.4%
Biomet, Inc., Gtd. Notes	6.500	08/01/20		3,000	3,202,500
Capella Healthcare, Inc., Gtd. Notes	9.250	07/01/17		4,900	5,096,000
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000	05/15/19		6,525	6,647,344
CHS/Community Health Systems, Inc., Gtd. Notes	8.000	11/15/19		16,674	17,841,180
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500	12/15/18		10,784	11,377,120
Elli Finance UK PLC (United Kingdom), Sr. Sec’d. Notes, RegS	8.750	06/15/19	GBP	1,950	3,056,039
Emdeon, Inc., Gtd. Notes	11.000	12/31/19		15,000	16,462,500
HCA Holdings, Inc., Sr. Unsec’d. Notes	7.750	05/15/21		16,972	18,160,040
HCA, Inc., Gtd. Notes	6.500	02/15/16		250	261,567
Gtd. Notes	8.000	10/01/18		9,358	10,925,465
Sr. Sec’d. Notes	4.250	10/15/19		4,600	4,761,000
IDH Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.555(a)	12/01/18	GBP	2,000	3,072,268
Sr. Sec’d. Notes, 144A	6.000	12/01/18	GBP	1,000	1,574,730
Kindred Healthcare, Inc., Gtd. Notes, 144A	8.000	01/15/20		1,000	1,085,000
MedAssets, Inc., Gtd. Notes(b)	8.000	11/15/18		15,549	16,229,269
Priory Group No. 3 PLC (United Kingdom), Sr. Sec’d. Notes, RegS	7.000	02/15/18	GBP	184	294,404
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250	11/01/18		6,450	7,038,562
Sr. Unsec’d. Notes	8.000	08/01/20		1,000	1,060,000
Sr. Unsec’d. Notes, 144A(b)	5.000	03/01/19		4,000	4,020,000

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	15

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	3,000	$3,187,500
Gtd. Notes, 144A	7.500	07/15/21	1,900	2,061,500

				137,413,988

Lodging 0.2%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes(b)	7.250	03/15/18	2,000	2,245,000

Media & Entertainment 4.3%
AMC Entertainment, Inc., Gtd. Notes	9.750	12/01/20	9,250	10,175,000
AMC Networks, Inc., Gtd. Notes	7.750	07/15/21	4,000	4,390,000
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $4,679,875; purchased 06/26/14 - 08/04/14)(c)(d)	7.500	08/15/19	4,650	4,708,125
Carmike Cinemas, Inc., Sec’d. Notes	7.375	05/15/19	3,000	3,180,000
Cinemark USA, Inc., Gtd. Notes	7.375	06/15/21	2,000	2,145,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(b)	7.625	03/15/20	525	549,938
Crown Media Holdings, Inc., Gtd. Notes	10.500	07/15/19	1,000	1,080,000
Entercom Radio LLC, Gtd. Notes	10.500	12/01/19	3,838	4,207,407
Gannett Co., Inc., Gtd. Notes	6.375	09/01/15	560	573,300
Gtd. Notes	7.125	09/01/18	1,000	1,037,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $5,183,988; purchased 07/30/13 - 07/09/14)(c)(d)	5.000	08/01/18	5,068	5,239,045
National CineMedia LLC, Sr. Unsec’d. Notes	7.875	07/15/21	4,750	5,046,875
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $14,526,683; purchased 06/04/14 - 10/01/14)(c)(d)	7.875	11/01/20	13,203	14,176,721

				56,508,911

Metals 6.0%
AK Steel Corp., Sr. Sec’d. Notes(b)	8.750	12/01/18	15,075	16,205,625
Alcoa, Inc., Sr. Unsec’d. Notes	6.750	07/15/18	4,000	4,529,464

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.250%	02/25/17	422	$442,889
Sr. Unsec’d. Notes	6.125	06/01/18	8,857	9,598,774
Sr. Unsec’d. Notes	10.600	06/01/19	4,500	5,557,500
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750	04/01/20	500	490,000
Calcipar SA (Luxembourg), Sr. Sec’d. Notes, 144A (original cost $7,727,500; purchased 04/07/14 - 06/30/14)(c)(d)	6.875	05/01/18	7,250	7,431,250
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.875	02/01/18	4,467	4,477,833
Gtd. Notes, 144A(b)	8.250	11/01/19	3,200	3,024,000
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $4,205,440; purchased 10/07/14 - 10/28/14)(b)(c)(d)	8.250	03/15/18	4,144	3,615,640
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500	11/01/20	6,900	7,089,750
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000	04/15/20	1,650	1,707,750
Peabody Energy Corp., Gtd. Notes(b)	6.000	11/15/18	4,580	4,167,800
Steel Dynamics, Inc., Gtd. Notes	6.125	08/15/19	8,460	9,073,350
United States Steel Corp., Sr. Unsec’d. Notes	7.000	02/01/18	1,926	2,058,413

				79,470,038

Non-Captive Finance 0.9%
CIT Group, Inc., Sr. Unsec’d. Notes	5.250	03/15/18	250	264,000
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	5.875	04/01/19	1,000	1,100,000
Sr. Unsec’d. Notes(b)	8.875	09/01/17	1,600	1,830,000
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750	12/15/19	5,075	5,354,125
SLM Corp., Sr. Unsec’d. Notes, MTN	8.000	03/25/20	150	174,562
Sr. Unsec’d. Notes, MTN	8.450	06/15/18	3,150	3,598,875

				12,321,562

Packaging 2.7%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250	04/15/19	7,620	7,791,450
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	9.125	10/15/20	1,000	1,072,500

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	17

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Packaging (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.250%	01/31/19	400	$401,000
Berry Plastics Corp., Sec’d. Notes	9.750	01/15/21	3,859	4,297,961
Beverage Packaging Holdings Luxembourg II SA, Gtd. Notes, 144A	6.000	06/15/17	1,625	1,641,250
Greif, Inc., Sr. Unsec’d. Notes	6.750	02/01/17	4,262	4,592,305
Sr. Unsec’d. Notes	7.750	08/01/19	869	990,660
Owens-Illinois, Inc., Gtd. Notes	7.800	05/15/18	4,829	5,432,625
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500	08/15/19	3,850	3,907,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.000	04/15/19	4,125	4,320,937
Gtd. Notes	9.875	08/15/19	1,350	1,446,188

				35,894,626

Paper 0.7%
Cascades, Inc. (Canada), Gtd. Notes(b)	7.875	01/15/20	3,350	3,492,375
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875	09/15/18	4,150	4,326,375
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000	12/15/19	1,975	1,999,688

				9,818,438

Pipelines & Other 0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	6.500	05/20/21	1,425	1,496,250
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $617,438; purchased 01/10/13 - 02/22/13)(c)(d)	6.000	01/15/19	625	662,500

				2,158,750

Real Estate Investment Trusts 1.5%
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes	5.875	06/01/21	3,125	3,187,500
Felcor Lodging LP, Sr. Sec’d. Notes	6.750	06/01/19	15,335	16,025,075

				19,212,575

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Retailers 2.2%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(b)	9.250%	08/01/19		8,400	$8,862,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000	03/15/19		8,630	8,101,412
Family Tree Escrow LLC, Sr. Unsec’d. Notes, 144A	5.250	03/01/20		1,175	1,227,875
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $1,915,813; purchased 12/10/13 - 01/03/14)(c)(d)	9.250	06/15/21		1,825	1,993,813
THOM Europe SAS (France), Sr. Sec’d. Notes, 144A	7.375	07/15/19	EUR	6,000	6,982,834
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(b)	8.500	12/01/17		2,000	2,000,000

					29,167,934

Technology 14.2%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	4.625	07/01/17		9,800	10,118,500
Brightstar Corp., Gtd. Notes, 144A (original cost $6,256,263; purchased 11/08/12 - 07/08/14)(c)(d)	9.500	12/01/16		5,880	6,181,350
Sr. Unsec’d. Notes, 144A (original cost $6,013,728; purchased 07/26/13 -12/18/13)(c)(d)	7.250	08/01/18		5,625	6,018,750
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500	04/01/19		12,565	13,170,633
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625	06/01/20		9,540	9,635,400
CoreLogic, Inc., Gtd. Notes	7.250	06/01/21		2,000	2,136,250
First Data Corp., Gtd. Notes	12.625	01/15/21		24,240	28,966,800
Sr. Sec’d. Notes, 144A	7.375	06/15/19		3,450	3,622,500
Sr. Sec’d. Notes, 144A	8.875	08/15/20		3,304	3,543,540
Freescale Semiconductor, Inc., Gtd. Notes	10.750	08/01/20		13,872	15,094,470
iGATE Corp., Gtd. Notes	4.750	04/15/19		2,325	2,359,875
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250	12/15/17		400	402,000
Infor US, Inc., Gtd. Notes (original cost $15,266,560; purchased 04/15/14 - 09/24/14)(c)(d)	9.375	04/01/19		13,644	14,650,245
Gtd. Notes (original cost $11,766,775; purchased 04/15/14 - 08/01/14)(c)(d)	11.500	07/15/18		10,260	11,183,400

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	19

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Interactive Data Corp., Gtd. Notes, 144A	5.875%	04/15/19		11,170	$11,386,419
Jabil Circuit, Inc., Sr. Unsec’d. Notes	7.750	07/15/16		150	161,250
Sr. Unsec’d. Notes	8.250	03/15/18		2,300	2,656,500
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	6.500	05/15/19		2,140	2,225,600
SunGard Data Systems, Inc., Gtd. Notes	6.625	11/01/19		1,287	1,338,480
Gtd. Notes	7.375	11/15/18		14,812	15,422,995
Gtd. Notes	7.625	11/15/20		3,000	3,206,250
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	8.125	06/15/18		12,491	12,772,047
Sr. Unsec’d. Notes, PIK	9.625	06/15/18		10,745	10,933,038

					187,186,292

Telecommunications 7.1%
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150	06/15/17		849	895,695
Sr. Unsec’d. Notes	6.000	04/01/17		850	909,500
Sr. Unsec’d. Notes	6.150	09/15/19		738	806,265
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750	12/01/16		2,000	2,400,000
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250	09/01/17		3,600	3,690,000
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750	01/31/20	EUR	300	382,820
Sr. Sec’d. Notes, 144A	11.625	01/31/20		6,750	7,620,750
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125	10/01/18		1,150	1,308,125
Level 3 Communications, Inc., Sr. Unsec’d. Notes	8.875	06/01/19		4,542	4,808,843
Level 3 Financing, Inc., Gtd. Notes	3.826(a)	01/15/18		1,585	1,604,813
Gtd. Notes	8.125	07/01/19		8,885	9,406,994
Sprint Capital Corp., Gtd. Notes	6.900	05/01/19		550	569,250
Sprint Communications, Inc., Gtd. Notes, 144A	9.000	11/15/18		9,715	11,293,687
Sr. Unsec’d. Notes	6.000	12/01/16		1,427	1,497,458
Sr. Unsec’d. Notes	8.375	08/15/17		7,150	7,865,000
Sr. Unsec’d. Notes	9.125	03/01/17		400	442,124

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19		6,425	$6,665,937
Gtd. Notes	6.542	04/28/20		2,475	2,630,950
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625	04/03/18		400	408,000
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999	06/04/18		5,000	5,612,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125	04/30/18		1,000	1,005,440
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	4.071(a)	07/15/20	EUR	2,000	2,231,933
Windstream Corp., Gtd. Notes	7.750	10/15/20		3,000	3,104,100
Windstream Holdings, Inc., Gtd. Notes(b)	7.875	11/01/17		5,422	5,869,315
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125	07/01/20		846	955,980
Sr. Sec’d. Notes	8.125	01/01/20		8,541	9,053,460

					93,038,939

Transportation 1.1%
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $12,783,188; purchased 04/15/14)(c)(d)	8.375	12/15/18		11,850	12,324,000
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875	09/01/19		2,625	2,790,703

					15,114,703

TOTAL CORPORATE BONDS (cost $1,283,615,037)					1,258,921,484

FOREIGN AGENCIES 0.2%
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000	05/20/16		1,650	1,573,308
Gtd. Notes	3.875	01/27/16		1,153	1,133,030

TOTAL FOREIGN AGENCIES (cost $2,702,793)					2,706,338

TOTAL LONG-TERM INVESTMENTS (cost $1,315,862,299)					1,289,170,361

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	21

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENT 7.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $95,972,332; includes $69,414,889 of cash collateral for securities on loan)(Note 3)(e)(f)	95,972,332	$95,972,332

TOTAL INVESTMENTS 104.9% (cost $1,411,834,631; Note 5)		1,385,142,693
Liabilities in excess of other assets(g) (4.9)%		(64,997,723)

NET ASSETS 100.0%		$1,320,144,970

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

MTN—Medium Term Note

PIK—Payment-in-Kind

EUR—Euro

GBP—British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2015.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,402,368; cash collateral of $69,414,889 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $154,375,343. The aggregate value of $149,814,768, is approximately 11.3% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

22

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at February 28, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 03/03/15	Barclays Capital Group	GBP	939	$1,409,784	$1,449,381	$39,597
Expiring 03/03/15	Goldman Sachs & Co.	GBP	8,761	13,541,802	13,525,834	(15,968)
Euro,
Expiring 03/03/15	Goldman Sachs & Co.	EUR	19,275	21,853,294	21,570,700	(282,594)

				$36,804,880	$36,545,915	$(258,965)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 03/03/15	Goldman Sachs & Co.	GBP	9,700	$14,721,485	$14,975,215	$(253,730)
Expiring 04/02/15	Goldman Sachs & Co.	GBP	8,761	13,539,261	13,522,744	16,517
Euro,
Expiring 03/03/15	Goldman Sachs & Co.	EUR	19,275	21,866,980	21,570,700	296,280
Expiring 04/02/15	Goldman Sachs & Co.	EUR	19,275	21,860,619	21,579,273	281,346

				$71,988,345	$71,647,932	$340,413

						$81,448

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	23

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

The following is a summary of the inputs used as of February 28, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$27,542,539	$—
Corporate Bonds	—	1,238,610,954	20,310,530
Foreign Agencies	—	2,706,338	—
Affiliated Money Market Mutual Fund	95,972,332	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	81,448	—

Total	$95,972,332	$1,268,941,279	$20,310,530

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds
Balance as of 8/31/14	$175,966	$383,290
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	(1,313)	(36,603)
Purchases	—	19,516,375
Sales	(174,653)	(180)
Accrued discount/premium	—	—
Transfers into Level 3	—	830,938
Transfers out of Level 3	—	(383,290)

Balance as of 2/28/15	$—	$20,310,530

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, ($37,917) was relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Corporate Bond transferred out of Level 3 as a result of being priced by a vendor and one Corporate Bond transferred into Level 3 as a result of being priced using a single broker quote.

See Notes to Financial Statements.

24

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation models.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2015 was as follows:

Technology	14.5%
Healthcare & Pharmaceutical	10.4
Gaming	7.6
Affiliated Money Market Mutual Fund (including 5.3% of collateral for securities on loan)	7.3
Telecommunications	7.1
Cable & Satellite	7.0
Metals	6.5
Capital Goods	6.4
Building Materials & Construction	6.0
Media & Entertainment	4.3
Food & Beverage	4.0
Packaging	2.7
Electric	2.6
Chemicals	2.3
Retailers	2.2
Automotive	2.1
Consumer	2.0%
Aerospace & Defense	1.7
Airlines	1.5
Real Estate Investment Trusts	1.5
Energy—Other	1.4
Transportation	1.1
Non-Captive Finance	0.9
Paper	0.7
Foods	0.5
Foreign Agencies	0.2
Lodging	0.2
Pipelines & Other	0.2

104.9
Liabilities in excess of other assets	(4.9)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is foreign exchange risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	25

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Fair values of derivative instruments as of February 28, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$633,740	Unrealized depreciation on forward foreign currency exchange contracts	$552,292

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(1)	Total
Foreign exchange contracts	$6,758,083	$6,758,083

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(2)	Total
Foreign exchange contracts	$(171,831)	$(171,831)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended February 28, 2015, the Fund's average value at settlement date payable for forward currency exchange contracts purchased was $34,302,945 and the average value at settlement date receivable for forward currency contracts sold was $82,586,105.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about

See Notes to Financial Statements.

26

offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Barclays Capital Group	$39,597	$—	$—	$39,597
Goldman Sachs & Co.	594,143	(552,292)	—	41,851

	$633,740

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Barclays Capital Group	$—	$—	$—	$—
Goldman Sachs & Co.	(552,292)	552,292	—	—

	$(552,292)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

Prudential Short Duration High Yield Income Fund	27

Statement of Assets and Liabilities

as of February 28, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $67,402,368:
Unaffiliated Investments (cost $1,315,862,299)	$1,289,170,361
Affiliated Investments (cost $95,972,332)	95,972,332
Cash	411,694
Foreign currency, at value (cost $1,705,522)	1,702,555
Dividends and interest receivable	23,945,772
Receivable for investments sold	18,548,510
Receivable for Fund shares sold	10,034,751
Unrealized appreciation on forward foreign currency exchange contracts	633,740
Prepaid expenses	35,382

Total assets	1,440,455,097

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	69,414,889
Payable for investments purchased	37,365,783
Payable for Fund shares reacquired	10,653,644
Dividends payable	1,135,896
Management fee payable	697,194
Unrealized depreciation on forward foreign currency exchange contracts	552,292
Distribution fee payable	300,046
Accrued expenses and other liabilities	173,648
Affiliated transfer agent fee payable	16,735

Total liabilities	120,310,127

Net Assets	$1,320,144,970

Net assets were comprised of:
Common stock, at par	$1,395,515
Paid-in capital in excess of par	1,385,203,283

1,386,598,798
Distributions in excess of net investment income	(11,105,829)
Accumulated net realized loss on investment and foreign currency transactions	(29,287,530)
Net unrealized depreciation on investments and foreign currencies	(26,060,469)

Net assets, February 28, 2015	$1,320,144,970

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share ($371,174,820 ÷ 39,241,346 shares of common stock issued and outstanding)	$9.46
Maximum sales charge (3.25% of offering price)	0.32

Maximum offering price to public	$9.78

Class C
Net asset value, offering price and redemption price per share
($303,230,919 ÷ 32,062,024 shares of common stock issued and outstanding)	$9.46

Class Q
Net asset value, offering price and redemption price per share
($17,042,772 ÷ 1,800,944 shares of common stock issued and outstanding)	$9.46

Class Z
Net asset value, offering price and redemption price per share
($628,696,459 ÷ 66,447,169 shares of common stock issued and outstanding)	$9.46

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	29

Statement of Operations

Six Months Ended February 28, 2015 (Unaudited)

Net Investment Income
Income
Interest income	$40,965,484
Affiliated income from securities loaned, net	120,740
Affiliated dividend income	6,483

Total income	41,092,707

Expenses
Management fee	4,849,926
Distribution fee—Class A	577,012
Distribution fee—Class C	1,495,210
Transfer agent’s fees and expenses (including affiliated expense of $46,500)	707,000
Registration fees	120,000
Custodian’s fees and expenses	80,000
Shareholders’ reports	56,000
Interest expense	24,839
Audit fee	17,000
Directors’ fees	16,000
Legal fees and expenses	15,000
Insurance expenses	10,000
Miscellaneous	15,399

Total expenses	7,983,386
Less: Distribution fee waiver-Class A	(96,169)

Net expenses	7,887,217

Net investment income	33,205,490

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(18,063,570)
Foreign currency transactions	6,095,008

(11,968,562)

Net change in unrealized appreciation (depreciation) on:
Investments	(18,262,784)
Foreign currencies	44,108

(18,218,676)

Net loss on investment and foreign currency transactions	(30,187,238)

Net Increase In Net Assets Resulting From Operations	$3,018,252

See Notes to Financial Statements.

30

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2015	Year Ended August 31, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$33,205,490	$48,729,239
Net realized gain (loss) on investment and foreign currency transactions	(11,968,562)	17,825
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(18,218,676)	(4,145,701)

Net increase in net assets resulting from operations	3,018,252	44,601,363

Dividends from net investment income (Note 1)
Class A	(12,535,116)	(21,391,956)
Class C	(8,620,652)	(10,216,790)
Class Q	(308,115)	—
Class Z	(23,461,595)	(31,950,635)

	(44,925,478)	(63,559,381)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	355,359,533	1,447,219,625
Net asset value of shares issued in reinvestment of dividends and distributions	36,192,257	50,216,652
Cost of shares reacquired	(540,914,245)	(397,795,277)

Net increase (decrease) in net assets from Fund share transactions	(149,362,455)	1,099,641,000

Total increase (decrease)	(191,269,681)	1,080,682,982

Net Assets:
Beginning of period	1,511,414,651	430,731,669

End of period(a)	$1,320,144,970	$1,511,414,651

(a) Includes undistributed net investment income of:	$—	$614,159

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	31

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a diversified, open-end management investment company. The Company consists of two funds: Prudential High Yield Fund and Prudential Short Duration High Yield Income Fund (the “Fund”). These financial statements relate to Prudential Short Duration High Yield Income Fund. The Fund’s investment objective is to provide a high level of current income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the

32

last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Short Duration High Yield Income Fund	33

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to the guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser

34

under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a

Prudential Short Duration High Yield Income Fund	35

Notes to Financial Statements

(Unaudited) continued

result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Swap Agreements: The Fund entered into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC-Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of a swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a

36

result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values

Prudential Short Duration High Yield Income Fund	37

Notes to Financial Statements

(Unaudited) continued

serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other a determinable amount, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, no instances occurred where the right to set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other

38

party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchanged, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 28, 2015, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment in Kind Securities: Certain fixed income Portfolios may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous

Prudential Short Duration High Yield Income Fund	39

Notes to Financial Statements

(Unaudited) continued

day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may

40

differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..70% of the Fund’s average daily net assets.

PI has contractually agreed through December 31, 2015 to limit net annual Fund operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to .90% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Prudential Short Duration High Yield Income Fund	41

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through December 31, 2015.

PIMS has advised the Fund that it has received $325,100 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2015, it received $7,192 and $64,644 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 28, 2015, PIM has been compensated approximately $36,456 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Funds”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

42

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2015, aggregated $231,717,426 and $376,846,494, respectively.

Note 5. Tax lnformation

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2015 were as follows:

Tax Basis	$1,429,909,951

Appreciation	3,925,851
Depreciation	(48,693,109)

Net Unrealized Depreciation	$(44,767,258)

The difference between book and tax basis is primarily attributable to deferred losses on wash sales and differences in the treatment of premium amortization for book and tax purposes. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currencies and mark-to-market of receivables and payables.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2014 of approximately $5,412,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial

Prudential Short Duration High Yield Income Fund	43

Notes to Financial Statements

(Unaudited) continued

sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

The Fund is authorized to issue 1 billion shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock. Of the authorized shares of common stock of the Fund, 300 million shares are designated for Class A common stock, 200 million shares are designated for Class C common stock and 500 million shares are designated for Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2015:
Shares sold	9,746,583	$92,794,729
Shares issued in reinvestment of dividends and distributions	1,034,622	9,822,482
Shares reacquired	(12,799,730)	(121,444,590)

Net increase (decrease) in shares outstanding before conversion	(2,018,525)	(18,827,379)
Shares issued upon conversion from Class C and Class Z	209,229	1,985,874
Shares reacquired upon conversion into Class Z	(1,509,914)	(14,477,165)

Net increase (decrease) in shares outstanding	(3,319,210)	$(31,318,670)

Year ended August 31, 2014:
Shares sold	44,909,690	$442,805,761
Shares issued in reinvestment of dividends and distributions	1,716,198	16,873,406
Shares reacquired	(12,187,878)	(119,858,992)

Net increase (decrease) in shares outstanding before conversion	34,438,010	339,820,175
Shares issued upon conversion from Class C and Class Z	137,202	1,349,818
Shares reacquired upon conversion into Class Z	(9,747,349)	(95,374,816)

Net increase (decrease) in shares outstanding	24,827,863	$245,795,177

44

Class C	Shares	Amount
Six months ended February 28, 2015:
Shares sold	5,959,410	$56,667,052
Shares issued in reinvestment of dividends and distributions	717,890	6,812,814
Shares reacquired	(5,784,388)	(54,892,218)

Net increase (decrease) in shares outstanding before conversion	892,912	8,587,648
Shares reacquired upon conversion into Class A and Class Z	(182,401)	(1,728,469)

Net increase (decrease) in shares outstanding	710,511	$6,859,179

Year ended August 31, 2014:
Shares sold	26,159,905	$257,703,956
Shares issued in reinvestment of dividends and distributions	804,337	7,901,528
Shares reacquired	(3,265,955)	(32,083,918)

Net increase (decrease) in shares outstanding before conversion	23,698,287	233,521,566
Shares reacquired upon conversion into Class A and Class Z	(63,069)	(620,550)

Net increase (decrease) in shares outstanding	23,635,218	$232,901,016

Class Q
Six months ended February 28, 2015:
Shares sold	1,184,225	$11,230,087
Shares issued in reinvestment of dividends and distributions	35,344	334,081
Shares reacquired	(4,468)	(42,000)

Net increase (decrease) in shares outstanding before conversion	1,215,101	11,522,168
Shares issued upon conversion from Class Z	585,843	5,618,230

Net increase (decrease) in shares outstanding	1,800,944	$17,140,398

Class Z
Six months ended February 28, 2015:
Shares sold	20,501,657	$194,667,665
Shares issued in reinvestment of dividends and distributions	2,024,097	19,222,880
Shares reacquired	(38,442,968)	(364,535,437)

Net increase (decrease) in shares outstanding before conversion	(15,917,214)	(150,644,892)
Shares issued upon conversion from Class A and Class C	1,685,933	16,151,782
Shares reacquired upon conversion into Class A and Class Q	(786,516)	(7,550,252)

Net increase (decrease) in shares outstanding	(15,017,797)	$(142,043,362)

Year ended August 31, 2014:
Shares sold	75,768,728	$746,709,908
Shares issued in reinvestment of dividends and distributions	2,589,965	25,441,718
Shares reacquired	(25,106,458)	(245,852,367)

Net increase (decrease) in shares outstanding before conversion	53,252,235	526,299,259
Shares issued upon conversion from Class A and Class C	9,798,372	95,899,088
Shares reacquired upon conversion into Class A	(127,292)	(1,253,540)

Net increase (decrease) in shares outstanding	62,923,315	$620,944,807

Prudential Short Duration High Yield Income Fund	45

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of 0.075% on the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended February 28, 2015. The Fund had an average outstanding balance of $4,643,681 for 135 days at an average interest rate of 1.42%. The maximum amount of loan outstanding during the period was $27,242,000. At February 28, 2015, the Fund did not have an outstanding loan amount.

46

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28, 2015		Year Ended August 31, 2014(b)	October 26, 2012(a)(b) through August 31, 2013
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.73		$9.79	$10.00
Income from investment operations:
Net investment income	.22		.45	.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.18)		.09	(.09)
Total from investment operations	.04		.54	.25
Less Dividends:
Dividends from net investment income	(.31)		(.60)	(.46)
Net asset value, end of period	$9.46		$9.73	$9.79
Total Return(c):	.41%		5.55%	2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$371,175		$413,957	$173,606
Average net assets (000)	$387,873		$354,627	$55,859
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.10%	(e)	1.09%	1.15%	(e)
Expenses before waivers and/or expense reimbursement	1.15%	(e)	1.14%	1.25%	(e)
Net investment income	4.83%	(e)	4.63%	4.16%	(e)
Portfolio turnover rate	17%	(f)	60%	30%	(f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	47

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 28, 2015		Year Ended August 31, 2014(b)	October 26, 2012(a)(b) through August 31, 2013
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.73		$9.79	$10.00
Income from investment operations:
Net investment income	.19		.38	.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.19)		.08	(.10)
Total from investment operations	-		.46	.18
Less Dividends:
Dividends from net investment income	(.27)		(.52)	(.39)
Net asset value, end of period	$9.46		$9.73	$9.79
Total Return(c):	.04%		4.77%	1.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$303,231		$304,897	$75,539
Average net assets (000)	$301,526		$194,085	$25,240
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.85%	(e)	1.83%	1.90%	(e)
Expenses before waivers and/or expense reimbursement	1.85%	(e)	1.83%	1.95%	(e)
Net investment income	4.08%	(e)	3.86%	3.38%	(e)
Portfolio turnover rate	17%	(f)	60%	30%	(f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

48

Class Q Shares
	October 27, 2014(a) through February 28, 2015
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.59
Income from investment operations:
Net investment income	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.07)
Total from investment operations	.09
Less Dividends:
Dividends from net investment income	(.22)
Net asset value, end of period	$9.46
Total Return(b):	1.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,043
Average net assets (000)	$12,965
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.75%	(d)
Expenses before waivers and/or expense reimbursement	.75%	(d)
Net investment income	4.64%	(d)
Portfolio turnover rate	17%	(e)

(a) Commencement of operations.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	49

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28, 2015		Year Ended August 31, 2014(b)	October 26, 2012(a)(b) through August 31, 2013
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.73		$9.79	$10.00
Income from investment operations:
Net investment income	.24		.48	.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.19)		.08	(.09)
Total from investment operations	.05		.56	.27
Less Dividends:
Dividends from net investment income	(.32)		(.62)	(.48)
Net asset value, end of period	$9.46		$9.73	$9.79
Total Return(c):	.54%		5.82%	2.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$628,696		$792,560	$181,587
Average net assets (000)	$698,997		$507,805	$69,695
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.85%	(e)	.84%	.90%	(e)
Expenses before waivers and/or expense reimbursement	.85%	(e)	.84%	1.04%	(e)
Net investment income	5.08%	(e)	4.89%	4.29%	(e)
Portfolio turnover rate	17%	(f)	60%	30%	(f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

50

Results of Proxy Voting

(Unaudited)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios, Inc. 15 which is comprised of Prudential High Yield Fund and Prudential Short Duration High Yield Income Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	534,964,819.251	98.642%	74.296%
WITHHELD	7,370,076.333	1.358%	1.023%

(b) Kevin J. Bannon;
FOR	535,533,105.530	98.746%	74.375%
WITHHELD	6,807,790.054	1.254%	0.944%

(c) Linda W. Bynoe;
FOR	534,984,832.950	98.645%	74.299%
WITHHELD	7,350,062.634	1.355%	1.020%

(d) Keith F. Hartstein;
FOR	535,517,822.194	98.744%	74.373%
WITHHELD	6,817,073.390	1.256%	0.946%

(e) Michael S. Hyland;
FOR	535,407,104.783	98.723%	74.357%
WITHHELD	6,927,790.801	1.277%	0.962%

(f) Stephen P. Munn;
FOR	535,139,031.831	98.674%	74.320%
WITHHELD	574,352.710	1.326%	0.999%

(g) James E. Quinn;
FOR	535,241,487.863	98.693%	74.334%
WITHHELD	7,093,407.721	1.307%	0.985%

(h) Richard A. Redeker;
FOR	535,207,216.660	98.686%	74.330%
WITHHELD	7,127,678.924	1.314%	0.989%

(i) Stephen G. Stoneburn;
FOR	535,376,077.957	98.717%	74.353%
WITHHELD	6,958,817.627	1.283%	0.966%

(j) Stuart S. Parker;
FOR	535,425,197.727	98.726%	74.360%
WITHHELD	6,909,697.857	1.274%	0.959%

Prudential Short Duration High Yield Income Fund	51

Results of Proxy Voting

(Unaudited) continued

	SHARES VOTED	% OF VOTED	% OF TOTAL
(k) Scott E. Benjamin; and
FOR	535,425,002.394	98.726%	74.360%
WITHHELD	6,909,893.190	1.274%	0.959%

(l) Grace C. Torres.
FOR	535,360,477.097	98.715%	74.351%
WITHHELD	6,974,418.487	1.285%	0.968%

52

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short Duration High Yield Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT DURATION HIGH YIELD INCOME FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	HYSAX	HYSCX	HYSQX	HYSZX
CUSIP	74442J109	74442J208	74442J406	74442J307

MF216E2    0275811-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL HIGH YIELD FUND

SEMIANNUAL REPORT • FEBRUARY 28, 2015

Objectives

Current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

April 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential High Yield Fund informative and useful. The report covers performance for the six-month period that ended February 28, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential High Yield Fund

Prudential High Yield Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–0.10%	2.59%	52.10%	103.65%	—
Class B	–0.53	2.08	48.18	93.87	—
Class C	–0.65	1.82	46.95	91.96	—
Class Q	–0.09	2.80	N/A	N/A	30.48% (10/31/11)
Class R	–0.23	2.34	50.23	N/A	101.36 (6/6/05)
Class Z	–0.14	2.86	54.18	109.26	—
Barclays US Corporate High Yield 1% Issuer Capped Index	–0.14	2.78	55.68	112.33	—
Lipper High Yield Funds Average	–1.12	1.25	48.30	88.50	—

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years	Since Inception
Class A		–2.37%	7.07%	7.12%	—
Class B		–3.26	7.34	7.08	—
Class C		0.33	7.27	6.98	—
Class Q		2.62	N/A	N/A	8.10% (10/31/11)
Class R		1.98	7.79	N/A	7.36 (6/6/05)
Class Z		2.33	8.35	7.90	—
Barclays US Corporate High Yield 1% Issuer Capped Index		1.96	8.51	8.08	—
Lipper High Yield Funds Average		0.59	7.45	6.76	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	.75%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays US Corporate High Yield 1% Issuer Capped Index

The Barclays US Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of US dollar-denominated, non-convertible, fixed rate, non-investment-grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. The cumulative total returns for the Capped Index measured from the month-end closest to the inception date for Class Q shares through 2/28/15 are 31.67% and 116.83% for Class R shares. The average annual total returns for the Capped Index measured from the month-end closest to the inception date for Class Q shares through 3/31/15 are 8.21% and 8.13% for Class R shares.

Lipper High Yield Funds Average

The Lipper High Yield Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 2/28/15 are 27.57% and 92.67% for Class R shares. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/15 are 7.24% and 6.82% for Class R shares.

Prudential High Yield Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/15
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A, 7.375%, 11/01/2022	1.0%
First Data Corp., Gtd. Notes, 11.750%, 08/15/2021	0.9
Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A, 8.000%, 10/15/2021	0.7
CIT Group, Inc., Sr. Unsec’d. Notes, 5.000%, 08/15/2022	0.7
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK 144A, 6.625%, 06/01/2020	0.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/15
Technology	11.1%
Healthcare & Pharmaceutical	8.5
Capital Goods	7.5
Electric	6.8
Gaming	6.2

Industry weightings reflect only long-term investments and are subject to change.

Distributions and Yields as of 2/28/15
	Total Distributions Paid for Six Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.17	5.21%	5.16%
Class B	0.16	4.95	4.95
Class C	0.15	4.70	4.70
Class Q	0.18	5.81	5.81
Class R	0.16	5.20	4.95
Class Z	0.18	5.68	5.68

Credit Quality expressed as a percentage of total investments as of 2/28/15
BBB	1.8%
BB	40.4
B	40.3
CCC	14.8
Not Rated	0.5
Cash/Cash Equivalents	2.2
Total Investments	100.0%

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Source: PIM

Credit ratings reflect the highest rating assigned by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, Moody’s ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by Moody’s, S&P, or Fitch. Credit ratings are subject to change.

Prudential High Yield Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2014, at the beginning of the period, and held through the six-month period ended February 28, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

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Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential High Yield Fund		Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$999.00	0.83%	$4.11
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

Class B	Actual	$1,000.00	$994.70	1.33%	$6.58
	Hypothetical	$1,000.00	$1,018.20	1.33%	$6.66

Class C	Actual	$1,000.00	$993.50	1.58%	$7.81
	Hypothetical	$1,000.00	$1,016.96	1.58%	$7.90

Class Q	Actual	$1,000.00	$999.10	0.47%	$2.33
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36

Class R	Actual	$1,000.00	$997.70	1.08%	$5.35
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41

Class Z	Actual	$1,000.00	$998.60	0.58%	$2.87
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2015, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential High Yield Fund	7

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the six-month period ended February 28, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.88%	0.83%
B	1.33	1.33
C	1.58	1.58
Q	0.47	0.47
R	1.33	1.08
Z	0.58	0.58

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of February 28, 2015 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 96.0%

ASSET-BACKED SECURITIES(a) 0.2%

Collateralized Loan Obligations
Baker Street CLO II Ltd. (Cayman Islands), Series 2006-1A, Class E, 144A	4.203%	10/15/19	2,851	$2,757,731
Bridgeport CLO Ltd., Series 2007-2A, Class D, 144A(b)	4.493	06/18/21	2,261	2,087,168

TOTAL ASSET-BACKED SECURITIES (cost $3,172,547)				4,844,899

BANK LOANS(a) 1.8%

Capital Goods 0.3%
CPM Acquisition Corp.	10.250	03/01/18	7,250	7,213,750
Neff Rental LLC	7.250	06/09/21	4,573	4,470,507

				11,684,257

Chemicals 0.2%
Solenis International LP	7.750	07/29/22	7,500	7,246,875

Energy - Integrated 0.1%
Fieldwood Energy LLC	8.380	09/30/20	3,000	2,298,750

Energy - Other 0.2%
Amern Energy Marcellus LLC	8.500	08/04/21	3,825	2,916,563
Newfield Exploration Co., Sr. Sub. Notes	6.875	02/01/20	4,375	4,495,312

				7,411,875

Gaming 0.1%
CCM Merger, Inc.	4.500	08/06/21	3,322	3,328,341
Golden Nugget, Inc.	5.500	11/21/19	1,486	1,487,784

				4,816,125

Healthcare & Pharmaceutical
Radnet Mgmt., Inc.	8.000	03/25/21	980	960,400

Lodging 0.1%
Four Seasons Holdings, Inc.	6.250	12/28/20	1,750	1,754,375

Technology 0.8%
Evergreen Skills Lux Sarl	9.250	04/28/22	16,500	15,345,000

See Notes to Financial Statements.

Prudential High Yield Fund	9

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Technology (cont’d.)
Kronos, Inc.	9.750%	04/30/20	9,934	$10,149,671

				25,494,671

TOTAL BANK LOANS (cost $64,286,412)				61,667,328

CORPORATE BONDS 93.8%

Aerospace & Defense 1.9%
Alliant Techsystems, Inc.,
Gtd. Notes	6.875	09/15/20	2,685	2,852,813
Gtd. Notes, 144A	5.250	10/01/21	3,050	3,111,000
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(c)	5.750	03/15/22	2,250	2,148,750
Sr. Unsec’d. Notes, 144A(c)	6.000	10/15/22	3,525	3,375,188
Sr. Unsec’d. Notes, 144A(c)	6.125	01/15/23	4,481	4,290,557
Sr. Unsec’d. Notes, 144A(c)	7.500	03/15/18	2,000	2,130,000
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	5,875	5,875,000
Sr. Unsec’d. Notes, 144A(c)	7.750	03/15/20	975	1,016,438
Esterline Technologies Corp., Gtd. Notes	7.000	08/01/20	4,250	4,462,500
KLX, Inc., Gtd. Notes, 144A(c)	5.875	12/01/22	4,600	4,697,750
LMI Aerospace, Inc., Sec’d. Notes, 144A	7.375	07/15/19	4,375	4,385,937
Sequa Corp., Gtd. Notes, 144A (original cost $8,050,719; purchased 12/10/2012 - 12/17/2013)(b)(c)(d)	7.000	12/15/17	8,000	6,960,000
TransDigm, Inc.,
Gtd. Notes	6.000	07/15/22	6,325	6,404,062
Gtd. Notes	6.500	07/15/24	6,325	6,467,312
Gtd. Notes	7.500	07/15/21	5,200	5,544,500

				63,721,807

Automotive 2.8%
Allison Transmission, Inc., Gtd. Notes, 144A	7.125	05/15/19	4,550	4,749,062
American Axle & Manufacturing, Inc.,
Gtd. Notes(c)	6.250	03/15/21	5,225	5,590,750
Gtd. Notes	6.625	10/15/22	5,225	5,688,719
Gtd. Notes	7.750	11/15/19	700	799,750
American Tire Distributors, Inc., Sr Subordinated, 144A	10.250	03/01/22	12,000	12,510,000

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive (cont’d.)
Chrysler Group LLC,
Sec’d. Notes	8.000%	06/15/19	2,525	$2,667,461
Sec’d. Notes	8.250	06/15/21	10,000	11,162,500
Dana Holding Corp.,
Sr. Unsec’d. Notes	5.375	09/15/21	2,550	2,677,500
Sr. Unsec’d. Notes	6.750	02/15/21	6,960	7,377,600
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A(b)(c)	6.000	07/15/22	9,700	9,312,000
General Motors Co., Sr. Unsec’d. Notes	4.875	10/02/23	2,225	2,423,839
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	5.625	02/01/23	650	698,750
Lear Corp.,
Gtd. Notes	4.750	01/15/23	775	784,688
Gtd. Notes	5.250	01/15/25	11,650	11,853,875
Meritor, Inc.,
Gtd. Notes(c)	6.250	02/15/24	3,700	3,764,750
Gtd. Notes	6.750	06/15/21	5,180	5,426,050
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(c)	6.750	11/15/22	1,800	1,971,000
Titan International, Inc., Sr. Sec’d. Notes	6.875	10/01/20	5,500	5,005,000

				94,463,294

Banking 0.9%
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750	11/18/19	8,825	8,847,062
Bank of America Corp., Jr. Sub. Notes(c)	5.200(a)	12/31/49	2,975	2,870,875
Citigroup, Inc., Jr. Sub. Notes(c)	5.800(a)	12/31/49	9,440	9,546,200
Morgan Stanley, Jr. Sub. Notes(c)	5.450(a)	12/31/49	5,025	5,141,831
Wells Fargo & Co., Jr. Sub. Notes(c)	5.900(a)	12/31/49	5,025	5,236,955

				31,642,923

Building Materials & Construction 3.6%
Beazer Homes USA, Inc.,
Gtd. Notes(c)	5.750	06/15/19	4,375	4,221,875
Gtd. Notes	7.250	02/01/23	1,425	1,350,188
Gtd. Notes	7.500	09/15/21	9,725	9,506,187
Gtd. Notes(c)	9.125	05/15/19	4,250	4,377,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	6,623	6,854,805

See Notes to Financial Statements.

Prudential High Yield Fund	11

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A (original cost $6,245,000; purchased 10/27/2014)(b)(d)	5.375%	11/15/24	6,245	$6,432,350
Sr. Unsec’d. Notes, 144A (original cost $2,215,000; purchased 04/19/2013)(b)(d)	6.750	05/01/21	2,000	2,150,000
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375	10/12/22	7,400	8,440,440
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700	01/11/25	2,750	2,696,375
D.R. Horton, Inc.,
Gtd. Notes	4.750	02/15/23	13,650	13,820,625
Gtd. Notes	6.500	04/15/16	100	104,750
HD Supply, Inc., Sr. Sec’d. Notes, 144A(c)	5.250	12/15/21	5,475	5,687,156
James Hardie International Finance Ltd. (Australia), Gtd. Notes, 144A	5.875	02/15/23	3,300	3,370,125
KB Home,
Gtd. Notes	7.000	12/15/21	2,800	2,814,000
Gtd. Notes(c)	7.500	09/15/22	5,420	5,447,100
Gtd. Notes	7.625	05/15/23	5,825	5,868,687
Masco Corp., Sr. Unsec’d. Notes	5.950	03/15/22	1,475	1,655,688
Standard Pacific Corp.,
Gtd. Notes(c)	6.250	12/15/21	3,225	3,386,250
Gtd. Notes	8.375	05/15/18	350	400,750
Gtd. Notes(c)	8.375	01/15/21	2,700	3,118,500
Gtd. Notes	10.750	09/15/16	2,725	3,052,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A(c)	5.625	03/01/24	2,100	2,052,750
Gtd. Notes, 144A (original cost $5,229,214; purchased 03/30/2012 - 07/20/12)(b)(c)(d)	7.750	04/15/20	5,118	5,425,080
Gtd. Notes, 144A (original cost $1,674,285; purchased 08/15/12)(b)(d)	7.750	04/15/20	1,587	1,682,220
Toll Brothers Finance Corp., Gtd. Notes	4.000	12/31/18	825	847,688
USG Corp., Gtd. Notes, 144A	5.500	03/01/25	725	741,313
WCI Communities, Inc., Gtd. Notes	6.875	08/15/21	9,375	9,562,500
William Lyon Homes, Inc., Gtd. Notes	7.000	08/15/22	4,775	4,834,687

				119,901,589

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Cable 3.3%
Cablevision Systems Corp.,
Sr. Unsec’d. Notes(c)	7.750%	04/15/18	3,000	$3,345,000
Sr. Unsec’d. Notes	8.625	09/15/17	8,475	9,587,344
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes	5.250	03/15/21	620	638,600
Gtd. Notes(c)	5.250	09/30/22	1,760	1,799,600
Gtd. Notes(c)	5.750	09/01/23	8,675	9,000,312
Gtd. Notes(c)	5.750	01/15/24	4,230	4,362,188
Gtd. Notes	8.125	04/30/20	575	603,031
CCOH Safari LLC,
Gtd. Notes(c)	5.500	12/01/22	8,400	8,683,500
Gtd. Notes(c)	5.750	12/01/24	4,600	4,761,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A(c)	5.125	12/15/21	8,175	8,164,781
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	6,100	6,092,375
Sr. Unsec’d. Notes, 144A	6.375	09/15/20	6,025	6,386,500
CSC Holdings LLC,
Sr. Unsec’d. Notes	6.750	11/15/21	1,600	1,808,000
Sr. Unsec’d. Notes	7.625	07/15/18	875	988,750
DISH DBS Corp.,
Gtd. Notes	5.875	07/15/22	3,075	3,113,438
Gtd. Notes	5.875	11/15/24	4,025	4,004,875
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	4.875	05/15/22	3,700	3,765,490
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes(c)	5.500	08/01/23	12,750	12,064,687
Gtd. Notes	7.250	10/15/20	4,600	4,784,000
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	8,683	9,073,735
Unitymedia KabelBW GmbH (Germany), Gtd. Notes, 144A	6.125	01/15/25	2,875	3,051,094
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375	04/15/21	4,275	4,520,812

				110,599,112

Capital Goods 7.2%
ADS Waste Holdings, Inc., Gtd. Notes(c)	8.250	10/01/20	5,025	5,226,000
AECOM Technology Corp., Gtd. Notes, 144A	5.875	10/15/24	10,025	10,651,562

See Notes to Financial Statements.

Prudential High Yield Fund	13

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Apex Tool Group LLC, Gtd. Notes, 144A (original cost $1,880,000; purchased 09/17/2014)(b)(c)(d)	7.000%	02/01/21	2,000	$1,860,000
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500	07/15/22	8,700	9,461,250
Belden, Inc., Gtd. Notes, 144A	5.500	09/01/22	3,800	3,895,000
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $4,296,250; purchased 01/16/2014 - 07/01/2014)(b)(d)	7.000	02/01/19	4,150	4,305,625
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A (original cost $4,650,000; purchased 11/22/2013)(b)(d)	8.500	12/01/21	4,650	4,417,500
Case New Holland, Inc., Gtd. Notes	7.875	12/01/17	4,335	4,833,525
CBRE Services, Inc., Gtd. Notes	5.000	03/15/23	7,575	7,953,750
Clean Harbors, Inc.,
Gtd. Notes	5.125	06/01/21	3,200	3,272,000
Gtd. Notes	5.250	08/01/20	4,900	4,998,000
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $4,857,500; purchased 04/08/2013 - 12/11/2014)(b)(d)	8.750	12/15/19	4,500	4,601,250
CNH Industrial Capital LLC, Gtd. Notes(c)	3.625	04/15/18	3,027	3,042,135
Dycom Investments, Inc., Gtd. Notes	7.125	01/15/21	5,275	5,538,750
EnPro Industries, Inc., Gtd. Notes, 144A	5.875	09/15/22	4,575	4,712,250
General Cable Corp., Gtd. Notes(c)	5.750	10/01/22	5,487	4,773,690
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $6,000,000; purchased 11/10/2014)(b)(d)	8.250	12/01/22	6,000	6,240,000
Griffon Corp., Gtd. Notes	5.250	03/01/22	11,500	11,327,500
H&E Equipment Services, Inc., Gtd. Notes(c)	7.000	09/01/22	12,100	12,432,750
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500	10/15/17	5,925	6,191,625
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $8,211,281; purchased 01/24/2014 - 07/24/2014)(b)(d)	6.875	02/15/21	8,060	6,971,900
Laureate Education, Inc., Gtd. Notes, 144A(c)	10.000	09/01/19	16,295	15,561,725
Manitowoc Co., Inc. (The), Gtd. Notes	5.875	10/15/22	2,450	2,639,875
Modular Space Corp., Sec’d. Notes, 144A (original cost $2,550,000; purchased 02/19/2014)(b)(d)	10.250	01/31/19	2,550	1,912,500

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $7,483,674; purchased 04/12/2013 - 11/10/2014)(b)(d)	7.875%	05/01/18	7,359	$7,450,988
Rexel SA (France), Sr. Unsec’d. Notes, 144A(c)	6.125	12/15/19	3,100	3,255,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A (original cost $12,981,063; purchased 04/07/2014 - 07/11/2014)(b)(c)(d)	6.375	05/01/22	12,900	12,706,500
Terex Corp.,
Gtd. Notes	6.000	05/15/21	6,175	6,337,094
Gtd. Notes	6.500	04/01/20	4,225	4,436,250
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $5,471,120; purchased 10/10/2013 - 02/02/2015)(b)(d)	7.500	02/15/19	5,404	5,458,040
United Rentals North America, Inc.,
Gtd. Notes	5.750	11/15/24	4,775	5,037,625
Gtd. Notes	6.125	06/15/23	2,700	2,895,750
Gtd. Notes	7.375	05/15/20	2,400	2,604,000
Gtd. Notes	7.625	04/15/22	15,930	17,695,203
Gtd. Notes	8.250	02/01/21	6,921	7,509,285
Gtd. Notes(c)	8.375	09/15/20	3,175	3,397,250
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A(c)	9.750	02/01/19	8,100	8,181,000
WireCo WorldGroup, Inc., Gtd. Notes	9.500	05/15/17	10,575	10,416,375

				244,200,522

Chemicals 3.6%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holdings, Inc., Gtd. Notes, 144A	7.375	05/01/21	13,000	14,072,500
Axiall Corp., Gtd. Notes(c)	4.875	05/15/23	2,100	2,136,750
Chemtura Corp., Gtd. Notes(c)	5.750	07/15/21	15,705	15,587,212
Eagle Spinco, Inc., Gtd. Notes	4.625	02/15/21	2,675	2,708,438
Hexion U.S. Finance Corp.,
Sec’d. Notes(c)	9.000	11/15/20	24,280	15,296,400
Sr. Sec’d. Notes	6.625	04/15/20	11,475	10,958,625
Sr. Sec’d. Notes	8.875	02/01/18	7,750	6,529,375
Huntsman International LLC, Gtd. Notes, 144A(c)	5.125	11/15/22	4,875	5,009,062
Koppers, Inc., Gtd. Notes	7.875	12/01/19	9,259	9,363,164

See Notes to Financial Statements.

Prudential High Yield Fund	15

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
PSPC Escrow Corp., Sr. Unsec’d. Notes, 144A	6.500%	02/01/22	6,925	$7,297,219
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500	04/15/21	7,700	7,623,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $15,970,188; purchased 12/11/2012 - 02/20/2015)(b)(d)	8.750	12/15/20	15,750	14,450,625
Tronox Finance LLC, Gtd. Notes(c)	6.375	08/15/20	8,580	8,547,825

				119,580,195

Consumer 1.7%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,100,000; purchased 05/09/2012)(b)(d)	6.875	06/15/19	3,100	3,282,125
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/21	5,970	5,581,950
Gibson Brands, Inc., Sr. Sec’d. Notes, 144A (original cost $2,788,688; purchased 05/13/2014)(b)(d)	8.875	08/01/18	2,675	2,628,188
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500	05/01/22	5,825	5,839,563
Service Corp. International,
Sr. Unsec’d. Notes	4.500	11/15/20	2,300	2,328,750
Sr. Unsec’d. Notes	5.375	01/15/22	975	1,023,750
Sr. Unsec’d. Notes	5.375	05/15/24	8,775	9,279,562
Sr. Unsec’d. Notes	7.000	06/15/17	2,225	2,425,250
Spectrum Brands Escrow Corp., Gtd. Notes	6.375	11/15/20	4,125	4,444,688
Springs Industries, Inc., Sr. Sec’d. Notes(c)	6.250	06/01/21	14,541	14,213,827
Visant Corp., Gtd. Notes(c)	10.000	10/01/17	1,370	1,236,425
West Corp., Gtd. Notes, 144A(c)	5.375	07/15/22	6,025	5,859,312

				58,143,390

Electric 6.8%
AES Corp. (The),
Sr. Unsec’d. Notes	4.875	05/15/23	2,375	2,327,500
Sr. Unsec’d. Notes	5.500	03/15/24	2,375	2,410,625
Sr. Unsec’d. Notes(c)	7.375	07/01/21	12,798	14,301,765
Sr. Unsec’d. Notes	8.000	10/15/17	1,250	1,404,688

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Calpine Corp.,
Sr. Sec’d. Notes, 144A(c)	6.000%	01/15/22	1,475	$1,608,488
Sr. Sec’d. Notes, 144A	7.875	01/15/23	6,770	7,599,325
Sr. Unsec’d. Notes(c)	5.375	01/15/23	12,025	12,205,375
Sr. Unsec’d. Notes	5.500	02/01/24	13,300	13,449,625
Sr. Unsec’d. Notes(c)	5.750	01/15/25	7,375	7,522,500
Covanta Holding Corp.,
Sr. Unsec’d. Notes	5.875	03/01/24	3,275	3,406,000
Sr. Unsec’d. Notes(c)	6.375	10/01/22	3,500	3,771,250
Sr. Unsec’d. Notes	7.250	12/01/20	2,850	3,049,500
DPL, Inc.,
Sr. Unsec’d. Notes	6.500	10/15/16	787	830,285
Sr. Unsec’d. Notes, 144A	6.750	10/01/19	4,275	4,467,375
Sr. Unsec’d. Notes(c)	7.250	10/15/21	16,230	17,041,500
Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
Sr. Sec’d. Notes, 144A	7.375	11/01/22	30,275	32,053,656
Sr. Sec’d. Notes, 144A(c)	7.625	11/01/24	15,685	16,645,706
Dynegy, Inc., Gtd. Notes	5.875	06/01/23	7,925	7,806,125
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	8.500	10/01/21	1,000	930,000
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(c)	9.500	10/15/18	3,375	3,472,031
Sr. Unsec’d. Notes(c)	9.875	10/15/20	10,825	10,987,375
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,634,547; purchased 06/07/2013)(b)(d)	7.000	06/30/23	3,700	3,552,000
Mirant Corp., Bonds(b)(e)	7.400	07/15/49	2,675	2,675
Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B	9.125	06/30/17	5,194	5,402,030
NRG Energy, Inc.,
Gtd. Notes(c)	6.250	07/15/22	9,167	9,556,597
Gtd. Notes	6.250	05/01/24	12,375	12,622,500
Gtd. Notes	7.625	01/15/18	6,650	7,381,500
Gtd. Notes(c)	7.875	05/15/21	6,100	6,630,700
Gtd. Notes	8.250	09/01/20	4,125	4,398,281
NRG REMA LLC,
Pass-Through Certificates, Series B(b)	9.237	07/02/17	1,572	1,638,518
Pass-Through Certificates, Series C	9.681	07/02/26	6,050	6,564,250

See Notes to Financial Statements.

Prudential High Yield Fund	17

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
RJS Power Holdings LLC, Gtd. Notes, 144A(c)	5.125%	07/15/19	5,875	$5,786,875

				230,826,620

Energy - Integrated 0.1%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375	01/26/19	5,000	3,687,500

Energy - Other 4.9%
Antero Resources Corp., Gtd. Notes, 144A	5.125	12/01/22	2,100	2,068,500
Bonanza Creek Energy, Inc.,
Gtd. Notes	5.750	02/01/23	2,625	2,441,250
Gtd. Notes	6.750	04/15/21	1,775	1,739,500
Bristow Group, Inc., Gtd. Notes	6.250	10/15/22	4,300	4,214,000
California Resources Corp.,
Gtd. Notes, 144A(c)	5.500	09/15/21	4,600	4,197,500
Gtd. Notes, 144A(c)	6.000	11/15/24	17,025	15,173,531
CGG SA (France),
Gtd. Notes(c)	6.500	06/01/21	2,200	1,798,500
Gtd. Notes(c)	6.875	01/15/22	1,465	1,190,313
Gtd. Notes(c)	7.750	05/15/17	523	491,620
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(c)	10.750	02/15/20	9,600	9,816,000
Compressco Partners LP/Compressco Finance, Inc., Gtd. Notes, 144A	7.250	08/15/22	5,875	5,111,250
Concho Resources, Inc.,
Gtd. Notes	5.500	04/01/23	4,535	4,693,725
Gtd. Notes	6.500	01/15/22	500	531,250
Denbury Resources, Inc., Gtd. Notes(c)	6.375	08/15/21	3,010	2,889,600
EP Energy LLC/EP Energy Finance, Inc., Gtd. Notes(c)	9.375	05/01/20	3,040	3,245,200
EP Energy LLC/Everest Acquisition Finance, Inc., Sec’d. Notes	6.875	05/01/19	1,725	1,768,125
Halcon Resources Corp.,
Gtd. Notes	9.250	02/15/22	1,950	1,457,625
Gtd. Notes(c)	9.750	07/15/20	4,025	3,099,250
Hercules Offshore, Inc., Gtd. Notes, 144A	8.750	07/15/21	1,300	396,500
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A (original cost $2,817,750; purchased 03/19/2013)(b)(d)	7.625	04/15/21	2,550	2,658,375
Sr. Unsec’d. Notes, 144A (original cost $1,653,750; purchased 03/15/2013)(b)(d)	8.000	02/15/20	1,500	1,537,500

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	3,175	$2,905,125
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.500	10/01/22	6,350	5,143,500
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(c)	6.500	03/15/21	7,925	7,667,437
Gtd. Notes, 144A(c)	7.000	03/31/24	1,600	1,558,000
Memorial Resource Development Corp., Gtd. Notes, 144A	5.875	07/01/22	5,200	4,992,000
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750	01/30/22	1,906	1,996,535
Parker Drilling Co.,
Gtd. Notes	6.750	07/15/22	2,100	1,722,000
Gtd. Notes	7.500	08/01/20	2,000	1,720,000
PHI, Inc., Gtd. Notes	5.250	03/15/19	3,525	3,207,750
Pioneer Energy Services Corp., Gtd. Notes	6.125	03/15/22	2,375	1,822,813
Precision Drilling Corp. (Canada),
Gtd. Notes	6.500	12/15/21	1,875	1,781,250
Gtd. Notes	6.625	11/15/20	2,000	1,940,000
QEP Resources, Inc.,
Sr. Unsec’d. Notes(c)	5.250	05/01/23	5,675	5,554,406
Sr. Unsec’d. Notes	5.375	10/01/22	2,300	2,271,250
Range Resources Corp., Gtd. Notes(c)	5.000	08/15/22	2,014	2,059,315
Samson Investment Co., Gtd. Notes (original cost $13,264,291; purchased 02/08/2012 - 09/10/2014)(b)(d)	9.750	02/15/20	12,805	4,353,700
Sanchez Energy Corp.,
Gtd. Notes(c)	7.750	06/15/21	2,425	2,418,937
Gtd. Notes, 144A	6.125	01/15/23	1,150	1,055,125
SESI LLC, Gtd. Notes	6.375	05/01/19	3,050	3,065,250
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes	6.500	07/15/22	2,100	1,092,000
Triangle USA Petroleum Corp., Sr. Unsec’d. Notes, 144A	6.750	07/15/22	3,870	3,173,400
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000	11/01/20	7,150	6,417,125
Western Refining Logistics LP / WNRL Finance Corp., Gtd. Notes, 144A	7.500	02/15/23	6,000	6,150,000
Western Refining, Inc., Gtd. Notes	6.250	04/01/21	7,305	7,268,475
WPX Energy, Inc., Sr. Unsec’d. Notes(c)	6.000	01/15/22	13,558	13,422,420

				165,276,927

See Notes to Financial Statements.

Prudential High Yield Fund	19

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods 4.1%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(c)	7.750%	10/01/22	8,925	$9,192,750
ARAMARK Services, Inc., Gtd. Notes	5.750	03/15/20	2,800	2,926,000
B&G Foods, Inc., Gtd. Notes(c)	4.625	06/01/21	4,200	4,200,000
Burger King Worldwide Funds (Canada), Sec’d. Notes, 144A(c)	6.000	04/01/22	7,125	7,410,000
CEC Entertainment, Inc., Gtd. Notes(c)	8.000	02/15/22	11,650	11,300,500
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750	01/01/20	5,275	5,275,000
Darling Ingredients, Inc., Gtd. Notes(c)	5.375	01/15/22	4,950	4,999,500
DS Sevices of America, Inc. (Canada), Sec’d. Notes, 144A	10.000	09/01/21	3,000	3,502,500
HJ Heinz Co.,
Sec’d. Notes, 144A(c)	4.875	02/15/25	7,450	7,487,250
Sec’d. Notes(c)	4.250	10/15/20	1,115	1,131,502
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23	6,050	6,292,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $6,448,688; purchased 06/11/2014 - 07/10/2014)(b)(d)	5.875	07/15/24	6,450	6,441,937
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A (original cost $3,537,130; purchased 05/20/2011 - 11/16/2011)(b)(d)	7.250	06/01/21	3,675	3,865,714
Gtd. Notes, 144A (original cost $7,892,375; purchased 09/13/2013 - 10/15/2013)(b)(d)	7.250	06/01/21	7,900	8,309,970
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $10,932,069; purchased 04/19/2012 - 02/10/2015)(b)(d)	9.375	05/01/20	10,590	11,423,962
Post Holdings, Inc.,
Gtd. Notes(c)	7.375	02/15/22	7,600	7,923,000
Gtd. Notes, 144A(c)	6.000	12/15/22	325	319,719
Gtd. Notes, 144A(c)	6.750	12/01/21	3,375	3,450,938
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A	10.250	12/15/20	5,275	4,483,750
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes	6.625	08/15/22	4,450	4,839,375
Sr. Unsec’d. Notes, 144A	5.250	08/01/18	1,450	1,495,313
Sr. Unsec’d. Notes, 144A	5.875	08/01/21	4,234	4,461,577
SUPERVALU, Inc., Sr. Unsec’d. Notes(c)	7.750	11/15/22	1,425	1,506,938
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes (original cost $5,580,375; purchased 12/20/2012 - 09/03/2014)(b)(d)	8.875	12/15/17	5,375	5,616,875

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
TreeHouse Foods, Inc., Gtd. Notes	4.875%	03/15/22	2,850	$2,935,500
Wok Acquisition Corp., Gtd. Notes, 144A(c)	10.250	06/30/20	8,671	8,757,710

				139,549,280

Gaming 6.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes	9.000	05/15/18	7,025	6,744,000
Boyd Gaming Corp.,
Gtd. Notes	9.000	07/01/20	4,540	4,914,550
Gtd. Notes(c)	9.125	12/01/18	8,850	9,270,375
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A	8.000	10/01/20	6,883	6,934,622
CCM Merger, Inc., Gtd. Notes, 144A (original cost $13,837,063; purchased 03/14/2012 - 05/21/2014)(b)(c)(d)	9.125	05/01/19	13,700	14,898,750
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	4.875	11/01/20	2,925	3,056,625
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(c)	8.500	12/01/21	12,725	13,297,625
Isle of Capri Casinos, Inc.,
Gtd. Notes(c)	7.750	03/15/19	8,875	9,207,812
Gtd. Notes(c)	8.875	06/15/20	4,675	5,002,250
MCE Finance Ltd. (Hong Kong), Gtd. Notes, 144A	5.000	02/15/21	6,359	6,136,435
MGM Resorts International,
Gtd. Notes(c)	6.000	03/15/23	2,600	2,704,000
Gtd. Notes(c)	6.625	12/15/21	13,725	14,891,625
Gtd. Notes(c)	6.750	10/01/20	1,404	1,534,748
Gtd. Notes(c)	7.625	01/15/17	6,208	6,704,640
Gtd. Notes	8.625	02/01/19	5,850	6,727,500
MTR Gaming Group, Inc., Sec’d. Notes(c)	11.500	08/01/19	9,181	9,961,300
Penn National Gaming, Inc., Sr. Unsec’d. Notes(c)	5.875	11/01/21	13,620	13,517,850
Pinnacle Entertainment, Inc.,
Gtd. Notes	6.375	08/01/21	3,903	4,146,938
Gtd. Notes	7.500	04/15/21	3,750	3,970,313
Gtd. Notes(c)	7.750	04/01/22	5,811	6,261,352
Scientific Games International, Inc.,
Gtd. Notes, 144A(c)	10.000	12/01/22	11,025	10,804,500

See Notes to Financial Statements.

Prudential High Yield Fund	21

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Gaming (cont’d.)
Scientific Games International, Inc., (Continued)
Gtd. Notes(c)	6.250%	09/01/20	5,750	$4,427,500
Gtd. Notes, 144A(c)	6.625	05/15/21	16,150	12,274,000
Sr. Sec’d. Notes, 144A(c)	7.000	01/01/22	3,725	3,836,750
Station Casinos LLC, Gtd. Notes(c)	7.500	03/01/21	8,840	9,503,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $12,384,313; purchased 05/16/2013 - 07/31/2014)(b)(d)	6.375	06/01/21	12,500	12,000,000
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.250	10/15/21	4,250	4,175,625

				206,904,685

Healthcare & Pharmaceutical 8.5%
Acadia Healthcare Co, Inc, Gtd. Notes, 144A(c)	5.625	02/15/23	4,950	5,110,875
Acadia Healthcare Co., Inc.,
Gtd. Notes	6.125	03/15/21	2,870	2,984,800
Gtd. Notes	12.875	11/01/18	4,003	4,513,383
Amsurg Corp., Gtd. Notes	5.625	07/15/22	3,525	3,736,500
Biomet, Inc., Gtd. Notes	6.500	08/01/20	9,650	10,301,375
Capella Healthcare, Inc., Gtd. Notes	9.250	07/01/17	8,500	8,840,000
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000	05/15/19	6,475	6,596,406
Catamaran Corp., Gtd. Notes	4.750	03/15/21	2,275	2,368,844
Centene Corp., Sr. Unsec’d. Notes	4.750	05/15/22	6,075	6,272,437
CHS/Community Health Systems, Inc.,
Gtd. Notes(c)	6.875	02/01/22	9,900	10,586,812
Gtd. Notes(c)	8.000	11/15/19	16,725	17,895,750
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250	01/15/19	3,925	3,974,848
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500	12/15/18	9,375	9,890,625
Emdeon, Inc., Gtd. Notes	11.000	12/31/19	11,170	12,259,075
Endo Finance LLC, Gtd. Notes, 144A(c)	5.750	01/15/22	2,525	2,660,719
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., Gtd. Notes, 144A(c)	6.000	02/01/25	2,000	2,117,500
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d. Notes, 144A(c)	5.250	04/01/22	4,450	4,561,250

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
HCA Holdings, Inc.,
Sr. Unsec’d. Notes	6.250%	02/15/21	1,250	$1,365,625
Sr. Unsec’d. Notes	7.750	05/15/21	2,000	2,140,000
HCA, Inc.,
Gtd. Notes(c)	5.375	02/01/25	7,075	7,499,500
Gtd. Notes(c)	5.875	05/01/23	11,325	12,400,875
Gtd. Notes	7.190	11/15/15	3,537	3,669,638
Gtd. Notes	7.500	11/15/95	2,700	2,673,000
Gtd. Notes	8.000	10/01/18	14,714	17,178,595
Sr. Sec’d. Notes(c)	5.000	03/15/24	2,400	2,592,000
Healthsouth Corp.,
Gtd. Notes(c)	5.750	11/01/24	2,375	2,481,875
Gtd. Notes	7.750	09/15/22	1,153	1,227,945
Kindred Healthcare, Inc.,
Gtd. Notes	6.375	04/15/22	3,550	3,550,000
Gtd. Notes, 144A	8.000	01/15/20	4,725	5,126,625
Gtd. Notes, 144A(c)	8.750	01/15/23	2,175	2,370,750
LifePoint Hospitals, Inc., Gtd. Notes(c)	5.500	12/01/21	4,200	4,462,500
Mallinckrodt International Finance SA, Gtd. Notes(b)	4.750	04/15/23	5,225	5,120,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750	08/01/22	125	132,188
MedAssets, Inc., Gtd. Notes	8.000	11/15/18	5,850	6,105,937
Ortho Clinical Diagnostics, Inc., Sr. Unsec’d. Notes, 144A(c)	6.625	05/15/22	23,225	21,541,187
Select Medical Corp., Gtd. Notes(c)	6.375	06/01/21	13,550	13,617,750
STHI Holding Corp., Sec’d. Notes, 144A (original cost $150,000; purchased 03/11/2011)(b)(d)	8.000	03/15/18	150	156,375
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	10/01/21	7,450	7,459,312
Sr. Sec’d. Notes(c)	4.500	04/01/21	1,000	1,005,000
Sr. Sec’d. Notes	4.750	06/01/20	3,425	3,527,750
Sr. Sec’d. Notes	6.000	10/01/20	1,625	1,767,188
Sr. Unsec’d. Notes(c)	6.750	02/01/20	4,175	4,477,688
Sr. Unsec’d. Notes(c)	8.125	04/01/22	13,190	14,937,675
Sr. Unsec’d. Notes, 144A(c)	5.000	03/01/19	4,900	4,924,500
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A(c)	5.500	03/01/23	3,850	3,888,500

See Notes to Financial Statements.

Prudential High Yield Fund	23

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Valeant Pharmaceuticals International, Inc., (Continued)
Gtd. Notes, 144A(c)	5.625%	12/01/21	3,600	$3,663,000
Gtd. Notes, 144A	6.375	10/15/20	7,365	7,751,662
Gtd. Notes, 144A	7.500	07/15/21	3,975	4,312,875

				287,799,214

Lodging 0.7%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp, Gtd. Notes	5.625	10/15/21	13,325	14,141,156
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250	03/15/18	3,025	3,395,563
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $6,734,250; purchased 07/17/2014)(b)(d)	8.500	10/15/22	6,150	6,872,625

				24,409,344

Media & Entertainment 3.1%
AMC Entertainment, Inc., Gtd. Notes	9.750	12/01/20	10,550	11,605,000
AMC Networks, Inc., Gtd. Notes	7.750	07/15/21	2,808	3,081,780
Belo Corp., Sr. Unsec’d. Notes	7.750	06/01/27	2,000	2,220,000
Carmike Cinemas, Inc., Sec’d. Notes(c)	7.375	05/15/19	4,750	5,035,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes	5.250	03/15/21	2,825	2,899,015
Gtd. Notes, 144A	5.375	06/01/24	2,225	2,269,500
Cinemark USA, Inc.,
Gtd. Notes	4.875	06/01/23	3,450	3,432,750
Gtd. Notes(c)	5.125	12/15/22	5,775	5,911,867
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	6.500	11/15/22	3,069	3,214,778
Gtd. Notes(c)	6.500	11/15/22	3,074	3,243,070
Gtd. Notes(c)	7.625	03/15/20	2,275	2,383,063
Entercom Radio LLC, Gtd. Notes	10.500	12/01/19	3,425	3,754,656
Gannett Co., Inc., Gtd. Notes, 144A(c)	5.500	09/15/24	2,250	2,340,000
Gray Television, Inc., Gtd. Notes(c)	7.500	10/01/20	7,300	7,592,000
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30	2,000	2,220,000
LIN Television Corp., Gtd. Notes	6.375	01/15/21	1,900	1,961,750
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375	06/15/22	2,500	2,537,500

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes	9.750%	04/01/21	3,750	$4,218,750
Mood Media Corp. (Canada), Gtd. Notes, 144A(c)	9.250	10/15/20	3,825	3,232,125
NAI Entertainment Holdings/NAI Entertainment Holdings Finance, Sr. Sec’d. Notes, 144A (original cost $2,400,000; purchased 07/30/2013)(b)(d)	5.000	08/01/18	2,400	2,481,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000	04/15/22	4,075	4,176,875
Netflix, Inc., Sr. Unsec’d. Notes, 144A(c)	5.500	02/15/22	2,700	2,785,860
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000	04/15/22	2,925	2,990,813
Outfront Media Capital LLC / Outfront Media Capital Corp., Gtd. Notes	5.625	02/15/24	3,275	3,491,969
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes(c)	6.000	04/01/24	3,350	3,463,062
Sr. Unsec’d. Notes(c)	6.500	11/15/23	2,650	2,815,625
Sinclair Television Group, Inc.,
Gtd. Notes(c)	6.125	10/01/22	3,775	3,973,187
Gtd. Notes(c)	5.375	04/01/21	5,050	5,151,000
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000	09/15/19	980	1,009,400

				105,491,395

Metals 2.5%
AK Steel Corp.,
Gtd. Notes(c)	7.625	05/15/20	4,750	4,310,625
Gtd. Notes(c)	7.625	10/01/21	5,100	4,462,500
Sr. Sec’d. Notes	8.750	12/01/18	105	112,875
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes	6.125	06/01/18	6,100	6,610,875
Sr. Unsec’d. Notes(c)	6.250	03/01/21	6,700	7,303,000
Sr. Unsec’d. Notes(c)	7.000	02/25/22	9,735	10,978,159
Arch Coal, Inc.,
Gtd. Notes	7.250	10/01/20	1,155	401,363
Gtd. Notes(c)	9.875	06/15/19	2,475	891,000
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750	04/01/20	1,400	1,372,000
CONSOL Energy, Inc., Gtd. Notes	5.875	04/15/22	5,750	5,520,000
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125	12/15/20	5,270	5,185,021

See Notes to Financial Statements.

Prudential High Yield Fund	25

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A(c)	6.750%	02/15/20	3,152	$2,931,360
Gtd. Notes, 144A(c)	7.000	02/15/21	3,594	3,333,435
Gtd. Notes, 144A(c)	7.250	05/15/22	1,625	1,501,094
FMG Resources (August 2006) Pty Ltd. (Australia),
Gtd. Notes, 144A(c)	6.000	04/01/17	4,750	4,785,625
Gtd. Notes, 144A(c)	6.875	02/01/18	1,196	1,198,544
Graftech International Ltd., Gtd. Notes	6.375	11/15/20	2,600	2,106,000
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,575,343; purchased 11/04/2014 - 01/29/2015)(b)(c)(d)	8.250	03/15/18	9,039	7,886,527
New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.000	04/15/20	4,445	4,600,575
Sr. Unsec’d. Notes, 144A(c)	6.250	11/15/22	4,550	4,504,500
Peabody Energy Corp.,
Gtd. Notes(c)	6.000	11/15/18	3,835	3,489,850
Gtd. Notes(c)	6.250	11/15/21	1,275	1,061,438

				84,546,366

Non-Captive Finance 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes, 144A	3.750	05/15/19	1,625	1,665,625
Gtd. Notes, 144A(c)	4.500	05/15/21	3,882	4,105,215
Aston Escrow Corp., Sr. Sec’d. Notes, 144A (original cost $18,125,000; purchased 07/22/2014)(b)(d)	9.500	08/15/21	18,125	13,412,500
CIT Group, Inc.,
Sr. Unsec’d. Notes	5.000	05/15/17	700	728,000
Sr. Unsec’d. Notes(c)	5.000	08/15/22	22,550	23,973,581
Sr. Unsec’d. Notes(c)	5.250	03/15/18	725	765,600
Sr. Unsec’d. Notes(c)	5.375	05/15/20	1,000	1,075,000
Sr. Unsec’d. Notes, 144A	5.500	02/15/19	1,725	1,843,508
ILFC E-Capital Trust II Ltd., Gtd. Notes, 144A	6.250(a)	12/21/65	4,275	4,114,687
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A	7.125	09/01/18	375	426,563
Sr. Unsec’d. Notes	3.875	04/15/18	4,590	4,704,750
Sr. Unsec’d. Notes	6.250	05/15/19	1,350	1,513,688

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
International Lease Finance Corp., (Continued)
Sr. Unsec’d. Notes(c)	8.250%	12/15/20	1,150	$1,428,875
Sr. Unsec’d. Notes(c)	8.625	01/15/22	1,525	1,974,875
Sr. Unsec’d. Notes(c)	8.875	09/01/17	3,600	4,117,500
Navient Corp., Sr. Unsec’d. Notes(c)	5.000	10/26/20	1,500	1,518,750
OneMain Financial Holdings, Inc.,
Gtd. Notes, 144A	6.750	12/15/19	5,825	6,145,375
Gtd. Notes, 144A	7.250	12/15/21	9,200	9,729,000
Patriot Merger Corp., Sr. Unsec’d. Notes, 144A	9.000	07/15/21	2,400	2,496,000
SLM Corp., Sr. Unsec’d. Notes, MTN	8.000	03/25/20	9,825	11,433,844
Springleaf Finance Corp.,
Gtd. Notes	6.000	06/01/20	9,825	10,095,187
Gtd. Notes	8.250	10/01/23	1,150	1,311,000

				108,579,123

Packaging 3.6%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250	04/15/19	2,850	2,914,125
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(c)	8.625	06/15/19	8,507	8,847,619
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A(c)	9.125	10/15/20	6,950	7,453,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A(c)	6.000	06/30/21	1,725	1,679,719
Gtd. Notes, 144A(c)	6.250	01/31/19	6,175	6,190,437
Gtd. Notes, 144A(c)	6.750	01/31/21	3,835	3,873,350
Gtd. Notes, 144A(c)	9.125	10/15/20	1,365	1,457,138
Sr. Unsec’d. Notes, 144A	7.000	11/15/20	993	985,202
Berry Plastics Corp., Sec’d. Notes	9.750	01/15/21	4,975	5,540,906
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Gtd. Notes, 144A	6.000	06/15/17	5,310	5,363,100
Coveris Holdings SA, Gtd. Notes, 144A	7.875	11/01/19	7,375	7,485,625
Greif, Inc., Sr. Unsec’d. Notes	6.750	02/01/17	3,200	3,448,000
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500	08/15/19	4,330	4,394,950
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,500,000; purchased 09/25/2013 - 01/22/2015)(b)(d)	6.500	10/01/21	8,500	8,648,750

See Notes to Financial Statements.

Prudential High Yield Fund	27

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Packaging (cont’d.)
Reynolds Group Issuer, Inc.,
Gtd. Notes	9.875%	08/15/19	12,985	$13,910,181
Sr. Sec’d. Notes	5.750	10/15/20	6,800	7,063,500
Sr. Sec’d. Notes	6.875	02/15/21	725	766,688
Sr. Sec’d. Notes	7.875	08/15/19	6,500	6,896,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.000	04/15/19	10,100	10,579,750
Sealed Air Corp.,
Gtd. Notes, 144A	4.875	12/01/22	3,225	3,321,750
Gtd. Notes, 144A(c)	5.250	04/01/23	3,575	3,767,156
Gtd. Notes, 144A(c)	6.500	12/01/20	1,425	1,614,098
Gtd. Notes, 144A	8.375	09/15/21	3,875	4,383,594

				120,586,013

Paper 0.3%
Domtar Corp., Gtd. Notes	10.750	06/01/17	800	941,424
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875	09/15/18	4,900	5,108,250
Smurfit Kappa Treasury Funding Ltd. (Ireland), Sr. Sec’d. Notes	7.500	11/20/25	100	120,000
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A(c)	9.000	12/15/19	4,225	4,277,813

				10,447,487

Pipelines & Other 2.5%
AmeriGas Finance LLC, Gtd. Notes(c)	7.000	05/20/22	6,175	6,607,250
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	6.500	05/20/21	1,147	1,204,350
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp, Gtd. Notes(c)	6.000	12/15/20	2,750	2,756,875
El Paso Corp.,
Gtd. Notes, GMTN	7.800	08/01/31	750	927,557
Gtd. Notes, GMTN	8.050	10/15/30	110	135,210
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500	10/15/20	3,650	4,179,250
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes	6.500	05/01/21	4,275	4,285,687
Sr. Unsec’d. Notes	6.750	01/15/22	6,064	6,124,640
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20	3,430	3,541,475

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Global Partners LP/GLP Finance Corp., Gtd. Notes, 144A	6.250%	07/15/22	2,325	$2,301,750
Kinder Morgan, Inc.,
Gtd. Notes, 144A(c)	5.000	02/15/21	2,855	3,075,612
Gtd. Notes, 144A	5.625	11/15/23	5,875	6,593,066
Markwest Energy Partners LP/Markwest Energy Finance Corp., Gtd. Notes	4.875	12/01/24	3,625	3,724,687
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes	5.500	04/15/23	3,400	3,553,000
Gtd. Notes(c)	5.750	09/01/20	4,125	4,485,937
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A (original cost $1,691,750; purchased 02/25/2014)(b)(c)(d)	3.900	04/15/15	1,675	1,675,000
Sr. Unsec’d. Notes, 144A (original cost $3,594,625; purchased 02/21/2014 - 02/25/2014)(b)(c)(d)	5.625	04/15/20	3,725	3,901,937
Sr. Unsec’d. Notes, 144A (original cost $5,469,688; purchased 01/10/2013 - 06/13/2013)(b)(d)	6.000	01/15/19	5,525	5,856,500
Southern Natural Gas Co., Gtd. Notes	8.000	03/01/32	29	37,306
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes(c)	5.500	06/01/24	5,725	5,839,500
Sr. Unsec’d. Notes	7.375	08/01/21	2,224	2,407,480
Targa Resources Partners LP,
Gtd. Notes(c)	4.250	11/15/23	2,375	2,351,250
Gtd. Notes	6.875	02/01/21	1,293	1,373,813
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes	5.875	10/01/20	2,650	2,775,875
Gtd. Notes	6.125	10/15/21	3,050	3,233,000
Gtd. Notes, 144A(c)	6.250	10/15/22	2,475	2,623,500

				85,571,507

Real Estate Investment Trusts (REITs) 1.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	7.750	02/15/19	15,225	15,864,450

See Notes to Financial Statements.

Prudential High Yield Fund	29

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
CTR Partnership LP/Caretrust Capital Corp., Gtd. Notes	5.875%	06/01/21	2,225	$2,269,500
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375	11/15/22	3,000	3,180,000
DuPont Fabros Technology LP, Gtd. Notes	5.875	09/15/21	3,450	3,605,250
Felcor Lodging LP, Sr. Sec’d. Notes(c)	5.625	03/01/23	2,180	2,253,466
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500	05/01/24	3,275	3,487,875
Omega Healthcare Investors, Inc., Gtd. Notes	6.750	10/15/22	800	844,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000	04/15/21	3,550	3,629,875
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes	5.375	06/01/23	4,825	5,108,469
Gtd. Notes	5.500	02/01/21	2,975	3,175,812
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750	12/15/21	5,475	6,341,244

				49,759,941

Retailers 3.7%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250	08/01/19	6,475	6,831,125
Claire’s Stores, Inc.,
Gtd. Notes, 144A(c)	7.750	06/01/20	2,350	1,034,000
Sr. Sec’d. Notes, 144A(c)	6.125	03/15/20	3,675	3,197,250
Sr. Sec’d. Notes, 144A(c)	9.000	03/15/19	8,225	7,721,219
CST Brands, Inc., Gtd. Notes	5.000	05/01/23	2,150	2,219,875
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500	10/15/20	10,025	10,455,433
Family Tree Escrow LLC, Sr. Unsec’d. Notes, 144A(c)	5.750	03/01/23	2,650	2,789,125
Hot Topic, Inc.,
Sr. Sec’d. Notes, 144A (original cost $9,216,335; purchased 06/06/2013 - 01/03/2014)(b)(c)(d)	9.250	06/15/21	9,350	10,214,875
Sr. Unsec’d. Notes, PIK, 144A(c)	12.000	05/15/19	1,075	1,101,875
L Brands, Inc., Gtd. Notes	5.625	02/15/22	7,375	8,149,965
Men’s Wearhouse, Inc. (The), Gtd. Notes, 144A(c)	7.000	07/01/22	7,325	7,709,563
Murphy Oil USA, Inc., Gtd. Notes	6.000	08/15/23	1,975	2,105,844
Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A(c)	8.000	10/15/21	22,898	24,071,522

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retailers (cont’d.)
Pantry, Inc. (The), Gtd. Notes	8.375%	08/01/20	17,768	$19,544,800
Petsmart, Inc., Sr. Unsec’d. Notes, 144A	7.125	03/15/23	9,375	9,703,125
PVH Corp., Sr. Unsec’d. Notes(c)	4.500	12/15/22	2,900	2,950,750
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(c)	8.500	12/01/17	3,480	3,480,000

				123,280,346

Technology 10.3%
Activision Blizzard, Inc., Gtd. Notes, 144A	6.125	09/15/23	1,225	1,355,156
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A(c)	6.750	11/15/20	1,955	2,091,850
Ancestry.com, Inc.,
Gtd. Notes	11.000	12/15/20	4,125	4,547,813
Sr. Unsec’d. Notes, PIK, 144A	9.625	10/15/18	5,420	5,284,500
Audatex North America, Inc., Gtd. Notes, 144A	6.000	06/15/21	13,350	14,184,375
Avaya, Inc.,
Sec’d. Notes, 144A(c)	10.500	03/01/21	18,340	16,001,650
Sr. Sec’d. Notes, 144A(c)	7.000	04/01/19	2,160	2,181,600
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(c)	8.125	07/15/21	20,768	19,392,120
BMC Software, Inc., Sr. Unsec’d. Notes, PIK, 144A(c)	9.000	10/15/19	17,200	14,405,000
Brightstar Corp.,
Gtd. Notes, 144A (original cost $5,379,588; purchased 11/23/2010 - 06/13/2012)(b)(d)	9.500	12/01/16	5,305	5,576,881
Sr. Unsec’d. Notes, 144A (original cost $9,581,693; purchased 07/26/2013 - 08/09/2013)(b)(d)	7.250	08/01/18	9,675	10,352,250
CDW LLC/CDW Finance Corp.,
Gtd. Notes	5.500	12/01/24	12,760	13,270,400
Gtd. Notes	8.500	04/01/19	3,457	3,623,627
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,525,000; purchased 03/21/2013)(b)(c)(d)	11.000	03/15/21	2,525	2,626,000
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625	06/01/20	21,940	22,159,400
CommScope, Inc., Gtd. Notes, 144A(c)	5.500	06/15/24	3,925	3,974,063
CoreLogic, Inc., Gtd. Notes	7.250	06/01/21	2,500	2,670,313

See Notes to Financial Statements.

Prudential High Yield Fund	31

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
First Data Corp.,
Gtd. Notes(c)	10.625%	06/15/21	8,932	$10,271,800
Gtd. Notes	11.250	01/15/21	6,787	7,754,147
Gtd. Notes	11.750	08/15/21	27,109	31,581,985
Gtd. Notes	12.625	01/15/21	13,967	16,690,565
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000	01/15/22	5,115	5,511,413
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $2,095,000; purchased 04/03/2014)(b)(c)(d)	7.125	05/01/21	2,095	2,108,094
Interactive Data Corp.,
Gtd. Notes, 144A	5.875	04/15/19	1,250	1,274,219
Sr. Unsec’d. Notes, PIK, 144A	8.250	12/15/17	8,830	8,874,150
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(c)	5.250	08/01/23	11,900	12,182,625
NCR Corp., Gtd. Notes	5.875	12/15/21	750	776,250
Nortel Networks Ltd. (Canada),
Gtd. Notes(f)	5.344	07/15/11	3,000	3,135,000
Gtd. Notes(f)	10.125	07/15/13	5,600	6,258,000
Gtd. Notes(b)(e)	10.750	07/15/16	7,790	8,802,700
Nuance Communications, Inc., Gtd. Notes, 144A	5.375	08/15/20	11,480	11,767,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750	02/15/21	5,335	5,655,100
Presidio Holdings, Inc., Sr. Unsec’d. Notes, 144A	10.250	02/15/23	5,225	5,081,313
Riverbed Technology, Inc., Gtd. Notes, 144A	8.875	03/01/23	8,235	8,379,112
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A(c)	4.875	10/15/23	6,075	6,333,795
Gtd. Notes, 144A(c)	6.500	05/15/19	4,708	4,896,320
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750	01/15/19	10,115	10,797,762
SunGard Data Systems, Inc.,
Gtd. Notes(c)	6.625	11/01/19	7,365	7,659,600
Gtd. Notes	7.625	11/15/20	900	961,875
Syniverse Holdings, Inc., Gtd. Notes	9.125	01/15/19	5,770	6,000,800
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes	8.125	06/15/18	6,325	6,467,312
Sr. Unsec’d. Notes, PIK	9.625	06/15/18	13,300	13,532,750

				346,450,685

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications 5.6%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%	02/15/23	6,300	$6,559,875
Altice Finco SA (Luxembourg), Gtd. Notes, 144A(c)	7.625	02/15/25	1,650	1,712,717
Altice SA (Luxembourg), Gtd. Notes, 144A(c)	7.625	02/15/25	6,025	6,220,812
CenturyLink, Inc.,	5.625	04/01/20	700	749,000
Sr. Unsec’d. Notes(c)	6.150	09/15/19	1,520	1,660,600
Sr. Unsec’d. Notes(c)	6.750	12/01/23	1,309	1,478,352
Sr. Unsec’d. Notes	6.875	01/15/28	4,700	4,888,000
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250	01/15/23	4,273	4,508,015
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A	7.125	04/01/22	4,100	3,905,250
Sr. Unsec’d. Notes, 144A	8.250	09/30/20	5,600	5,664,400
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	5,125	5,163,437
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625	01/31/20	6,640	7,496,560
Frontier Communications Corp.,
Sr. Unsec’d. Notes(c)	6.250	09/15/21	1,475	1,515,563
Sr. Unsec’d. Notes	7.125	01/15/23	1,981	2,067,669
Sr. Unsec’d. Notes(c)	8.500	04/15/20	450	508,500
Sr. Unsec’d. Notes	8.750	04/15/22	3,750	4,263,281
Level 3 Financing, Inc.,
Gtd. Notes(c)	7.000	06/01/20	3,500	3,763,235
Gtd. Notes	8.125	07/01/19	1,125	1,191,094
Gtd. Notes	8.625	07/15/20	3,950	4,305,500
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	17,010	15,989,400
Gtd. Notes	6.900	05/01/19	12,060	12,482,100
Sprint Communications, Inc.,
Gtd. Notes, 144A(c)	7.000	03/01/20	1,575	1,744,801
Gtd. Notes, 144A	9.000	11/15/18	2,265	2,633,062
Sr. Unsec’d. Notes(c)	6.000	11/15/22	3,525	3,414,844
Sr. Unsec’d. Notes	7.000	08/15/20	2,325	2,385,311
Sprint Corp.,
Gtd. Notes(c)	7.625	02/15/25	11,000	11,110,000
Gtd. Notes(c)	7.125	06/15/24	7,990	7,950,050
Gtd. Notes	7.875	09/15/23	9,595	9,906,837

See Notes to Financial Statements.

Prudential High Yield Fund	33

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes(c)	6.375%	03/01/25	7,375	$7,706,875
Gtd. Notes	6.464	04/28/19	700	726,250
Gtd. Notes	6.633	04/28/21	5,900	6,276,125
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(c)	5.303	05/30/24	7,400	7,808,554
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A	7.375	04/23/21	13,800	14,386,500
Sr. Sec’d. Notes, 144A(c)	6.500	04/30/20	3,300	3,498,000
Windstream Holdings, Inc.,
Gtd. Notes(c)	6.375	08/01/23	6,725	6,187,000
Gtd. Notes(c)	7.500	06/01/22	900	886,500
Gtd. Notes	7.500	04/01/23	3,405	3,345,412
Gtd. Notes(c)	7.750	10/15/20	1,325	1,370,978

				187,430,459

Tobacco 0.2%
Vector Group Ltd., Gtd. Notes	7.750	02/15/21	5,200	5,551,000

Transportation Services 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes	9.750	03/15/20	3,075	3,351,750
Gtd. Notes, 144A	5.125	06/01/22	6,900	7,055,250
Hertz Corp. (The),
Gtd. Notes	5.875	10/15/20	1,275	1,316,438
Gtd. Notes	6.750	04/15/19	3,740	3,866,225
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $9,432,750; purchased 12/07/2012 - 12/12/2013)(b)(d)	8.375	12/15/18	9,230	9,599,200
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375	01/15/22	6,100	5,718,750
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875	09/01/19	6,250	6,644,531

				37,552,144

TOTAL CORPORATE BONDS (cost $3,133,960,476)				3,165,952,868

See Notes to Financial Statements.

34

Description	Shares	Value (Note 1)
COMMON STOCKS
Adelphia Recovery Trust*(b)	2,000,000	$2,000
DEX Media, Inc.*(c)	29,840	201,420
Newell Recovery LLC (original cost $23,194; purchased 08/22/2012)*(b)(d)	100	250
Newell Recycling Southeast LLC (original cost $23,194; purchased 08/22/2012)*(b)(d)	100	250
WKI Holding Co., Inc.*(b)	6,031	234,365

TOTAL COMMON STOCKS (cost $19,258,676)		438,285

PREFERRED STOCKS 0.2%

Banking 0.2%
Citigroup Capital XIII (Capital security, fixed to floating preferred), 7.875%(a)	153,000	4,063,680
Goldman Sachs Group, Inc. (The) (fixed to floating preferred), 6.375%(a)	87,000	2,285,490

		6,349,170

Building Materials & Construction
New Millennium Homes LLC (original cost $0; purchased 05/27/1998)*(b)(d)	2,000	116,000

Cable
Adelphia Communications Corp. (Class A Stock)*(e)	20,000	20

TOTAL PREFERRED STOCKS (cost $6,018,416)		6,465,190

	Units
WARRANTS*

Chemicals
Hercules, Inc., expiring 03/31/2029	230	10,133

Media & Entertainment
MediaNews Group, Inc., expiring 03/19/2017 (original cost $0; purchased 07/06/11)(b)(c)	6,854	68

Telecommunications
Hawaiian Telcom Holdco, Inc., expiring 10/28/2015	6,958	85,653

TOTAL WARRANTS (cost $41,261)		95,854

TOTAL LONG-TERM INVESTMENTS (cost $3,226,737,788)		3,239,464,424

See Notes to Financial Statements.

Prudential High Yield Fund	35

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENTS 23.7%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $457,701)(g)	47,095	$439,398
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $800,936,083; includes $680,092,993 of cash collateral for securities on loan)(g)(h)	800,936,083	800,936,083

TOTAL SHORT-TERM INVESTMENTS (cost $801,393,784; Note 3)		801,375,481

TOTAL INVESTMENTS 119.7% (cost $4,028,131,572; Note 5)		4,040,839,905
Liabilities in excess of other assets(i) (19.7)%		(664,697,418)

NET ASSETS 100.0%		$3,376,142,487

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDS—Credit Default Swap

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

GMTN—Global Medium Term Note

MTN—Medium Term Note

PIK—Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2015.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $663,253,849; cash collateral of $680,092,993 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Indicates a restricted security; the aggregate cost of the restricted securities is $277,479,458. The aggregate value, $265,078,688, is approximately 7.9% of net assets.
(e)	Represents issuer in default on interest payments. Non-income producing security.
(f)	Security is post-maturity; represents issuer in default on interest payments and/or principal repayments; non-income producing security.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.

See Notes to Financial Statements.

36

(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at February 28, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at February 28, 2015(3)	Value at Trade Date	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.23	12/20/19	5.000%	29,700	$2,257,018	$1,499,850	$757,168

Cash of $1,500,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded credit default swap agreements at February 28, 2015.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at February 28, 2015(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(1):
NRG Energy, Inc.	03/20/16	4.100%	1,850	0.560%	$88,957	$—	$88,957	Goldman Sachs & Co.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

Prudential High Yield Fund	37

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$4,844,899	$—
Bank Loans	—	51,738,803	9,928,525
Corporate Bonds	—	3,153,983,913	11,968,955
Common Stocks	201,420	—	236,865
Preferred Stocks	6,349,170	—	116,020
Warrants	85,653	10,133	68
Affiliated Mutual Funds	801,375,481	—	—
Other Financial Instruments*
Exchange-traded credit default swaps	—	757,168	—
Over-the-counter credit default swaps	—	88,957	—

Total	$808,011,724	$3,211,423,873	$22,250,433

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

See Notes to Financial Statements.

38

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2015 was as follows:

Affiliated Mutual Funds (including 20.1% of collateral for securities on loan)	23.7%
Technology	11.1
Healthcare & Pharmaceutical	8.5
Capital Goods	7.5
Electric	6.8
Gaming	6.2
Telecommunications	5.6
Energy - Other	5.1
Foods	4.1
Chemicals	3.8
Retailers	3.7
Packaging	3.6
Building Materials & Construction	3.6
Cable	3.3
Non-Captive Finance	3.2
Media & Entertainment	3.1
Automotive	2.8
Pipelines & Other	2.5%
Metals	2.5
Aerospace & Defense	1.9
Consumer	1.7
Real Estate Investment Trusts (REITs)	1.5
Banking	1.1
Transportation Services	1.1
Lodging	0.8
Paper	0.3
Energy - Integrated	0.2
Tobacco	0.2
Collateralized Loan Obligations	0.2

119.7
Liabilities in excess of other assets	(19.7)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and credit risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due to/from broker—variation margin—swaps	$757,168	*	—	$—
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	88,957		—	—
Equity contracts	Unaffiliated investments	95,854		—	—

Total		$941,979			$—

*	Includes cumulative appreciation/depreciation as reported in schedule of exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential High Yield Fund	39

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Credit contracts	$(1,979,220)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Swaps	Total
Credit contracts	$—	$(20,043)	$(20,043)
Equity contracts	(10,415)	—	(10,415)

Total	$(10,415)	$(20,043)	$(30,458)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended February 28, 2015, the Fund’s average notional amount for credit default swaps as seller was $95,573,000.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Goldman Sachs & Co.	$88,957	$—	$(150,000)	$—

See Notes to Financial Statements.

40

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Goldman Sachs & Co.	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential High Yield Fund	41

Statement of Assets & Liabilities

as of February 28, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $663,253,849:
Unaffiliated investments (cost $3,226,737,788)	$3,239,464,424
Affiliated investments (cost $801,393,784)	801,375,481
Cash	2,162,879
Dividends and interest receivable	56,632,181
Receivable for investments sold	18,359,736
Receivable for Fund shares sold	8,262,756
Unrealized appreciation on over-the-counter swap agreements	88,957
Due from broker—variation margin swaps	20,237
Prepaid expenses	18,728

Total assets	4,126,385,379

Liabilities
Payable to broker for collateral for securities on loan	680,092,993
Payable for investments purchased	57,355,095
Payable for Fund shares reacquired	8,173,377
Dividends payable	2,165,242
Management fee payable	1,073,719
Accrued expenses and other liabilities	599,467
Distribution fee payable	596,847
Affiliated transfer agent fee payable	161,687
Deferred directors’ fees	24,465

Total liabilities	750,242,892

Net Assets	$3,376,142,487

Net assets were comprised of:
Common stock, at par	$6,005,257
Paid-in capital in excess of par	3,433,999,790

3,440,005,047
Undistributed net investment income	1,551,313
Accumulated net realized loss on investment and foreign currency transactions	(78,968,769)
Net unrealized appreciation on investments and foreign currencies	13,554,896

Net assets, February 28, 2015	$3,376,142,487

See Notes to Financial Statements.

42

Class A
Net asset value and redemption price per share ($1,313,102,408 ÷ 233,763,539 shares of common stock issued and outstanding)	$5.62
Maximum sales charge (4.50% of offering price)	0.26

Maximum offering price to public	$5.88

Class B
Net asset value, offering price and redemption price per share ($238,007,661 ÷ 42,418,444 shares of common stock issued and outstanding)	$5.61

Class C
Net asset value, offering price and redemption price per share ($253,453,254 ÷ 45,180,951 shares of common stock issued and outstanding)	$5.61

Class Q
Net asset value, offering price and redemption price per share ($45,117,594 ÷ 8,023,030 shares of common stock issued and outstanding)	$5.62

Class R
Net asset value, offering price and redemption price per share ($53,219,313 ÷ 9,476,004 shares of common stock issued and outstanding)	$5.62

Class Z
Net asset value, offering price and redemption price per share ($1,473,242,257 ÷ 261,663,723 shares of common stock issued and outstanding)	$5.63

See Notes to Financial Statements.

Prudential High Yield Fund	43

Statement of Operations

Six Months Ended February 28, 2015 (Unaudited)

Net Investment Income
Income
Interest income	$105,553,323
Affiliated income from securities loaned, net	692,879
Unaffiliated dividend income	219,938
Affiliated dividend income	88,068

Total income	106,554,208

Expenses
Management fee	6,796,458
Distribution fee—Class A	1,933,711
Distribution fee—Class B	904,025
Distribution fee—Class C	1,286,165
Distribution fee—Class R	204,673
Transfer agent’s fees and expenses (including affiliated expenses of $317,600)	1,809,000
Custodian’s fees and expenses	190,000
Shareholders’ reports	170,000
Registration fees	110,000
Directors’ fees	42,000
Insurance expenses	22,000
Legal fees and expenses	20,000
Audit fee	17,000
Miscellaneous	12,240

Total expenses	13,517,272
Less: Distribution fee waiver—Class A	(322,285)
Distribution fee waiver—Class R	(68,224)

Net expenses	13,126,763

Net investment income	93,427,445

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(18,717,832)
Swap agreement transactions	(1,979,219)
Foreign currency transactions	(2,049)

(20,699,100)

Net change in unrealized appreciation (depreciation) on:
Investments	(78,854,792)
Swap agreements	(20,043)
Foreign currencies	525

(78,874,310)

Net loss on investment and foreign currency transactions	(99,573,410)

Net Decrease In Net Assets Resulting From Operations	$(6,145,965)

See Notes to Financial Statements.

44

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2015	Year Ended August 31, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$93,427,445	$183,207,559
Net realized gain (loss) on investment and foreign currency transactions	(20,699,100)	59,962,831
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(78,874,310)	57,692,842

Net increase (decrease) in net assets resulting from operations	(6,145,965)	300,863,232

Dividends from net investment income (Note 1)
Class A	(39,717,178)	(83,503,654)
Class B	(6,819,317)	(13,538,701)
Class C	(6,956,096)	(13,997,820)
Class Q	(1,139,175)	(687,488)
Class R	(1,612,145)	(3,272,298)
Class X	—	(1,226)
Class Z	(41,648,766)	(80,314,668)

	(97,892,677)	(195,315,855)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	604,869,346	1,078,720,776
Net asset value of shares issued in reinvestment of dividends and distributions	83,608,369	164,498,612
Cost of shares reacquired	(494,396,305)	(921,234,679)

Net increase in net assets from Fund share transactions	194,081,410	321,984,709

Total increase	90,042,768	427,532,086

Net Assets:
Beginning of period	3,286,099,719	2,858,567,633

End of period(a)	$3,376,142,487	$3,286,099,719

(a) Includes undistributed net investment income of:	$1,551,313	$6,016,545

See Notes to Financial Statements.

Prudential High Yield Fund	45

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a diversified, open-end management investment company. The Company consists of two funds: Prudential High Yield Fund (the “Fund”) and Prudential Short Duration High Yield Income Fund. These financial statements relate to Prudential High Yield Fund. The Fund’s investment objective is to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

46

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices,

Prudential High Yield Fund	47

Notes to Financial Statements

(Unaudited) continued

indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified

48

institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a

Prudential High Yield Fund	49

Notes to Financial Statements

(Unaudited) continued

result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with the counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an Exchange-traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract.

Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit

50

default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the

Prudential High Yield Fund	51

Notes to Financial Statements

(Unaudited) continued

right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the

52

respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 28, 2015, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Payment In Kind Securities: The Fund may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities

Prudential High Yield Fund	53

Notes to Financial Statements

(Unaudited) continued

identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

54

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $250 million, .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and .35% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate was .43% for the six months ended February 28, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. Formerly through April 11, 2014, the Fund had a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, served as co-distributor of Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund. Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, .75%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended February 28, 2015, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

Prudential High Yield Fund	55

Notes to Financial Statements

(Unaudited) continued

As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

PIMS has advised the Fund that it has received $743,855 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2015, it received $1,552, $171,578 and $18,012 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PIM and PAD are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended February 28, 2015, PIM has been compensated approximately $207,000 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

56

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2015, aggregated $882,798,067 and $632,556,737, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2015 were as follows:

Tax Basis	$4,038,538,249

Appreciation	99,979,547
Depreciation	(97,677,891)

Net Unrealized Appreciation	$2,301,656

The book basis may differ from tax basis due to certain tax related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after September 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $44,160,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended August 31, 2014. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2014, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$49,857,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential High Yield Fund	57

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 3 billion shares of common stock, $.01 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class M, Class Q, Class R, Class X and Class Z common stock. Of the authorized shares of common stock of the Fund, 625 million shares are designated for Class A common stock, 150 million shares are designated for each of Class B common stock and Class C common stock, 20 million shares are designated for Class M common stock, 310 million shares are designated for each of Class Q and Class R common stock, 25 million shares are designated for Class X common stock and 410 million shares are designated for Class Z common stock.

58

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28. 2015:
Shares sold	22,992,962	$128,757,949
Shares issued in reinvestment of dividends and distributions	5,790,010	32,460,910
Shares reacquired	(27,193,372)	(152,268,277)

Net increase (decrease) in shares outstanding before conversion	1,589,600	8,950,582
Shares issued upon conversion from Class B, Class C and Class Z	977,550	5,471,705
Shares reacquired upon conversion into Class Z	(1,029,891)	(5,828,684)

Net increase (decrease) in shares outstanding	1,537,259	$8,593,603

Year ended August 31, 2014:
Shares sold	31,866,582	$183,587,307
Shares issued in reinvestment of dividends and distributions	11,714,551	67,531,261
Shares reacquired	(44,046,313)	(253,449,540)

Net increase (decrease) in shares outstanding before conversion	(465,180)	(2,330,972)
Shares issued upon conversion from Class B, Class X and Class Z	1,186,158	6,849,047
Shares reacquired upon conversion into Class Z	(5,471,223)	(31,636,684)

Net increase (decrease) in shares outstanding	(4,750,245)	$(27,118,609)

Class B
Six months ended February 28. 2015:
Shares sold	198,285	$1,099,882
Shares issued in reinvestment of dividends and distributions	983,378	5,505,343
Shares reacquired	(2,748,410)	(15,348,211)

Net increase (decrease) in shares outstanding before conversion	(1,566,747)	(8,742,986)
Shares reacquired upon conversion into Class A	(818,149)	(4,574,886)

Net increase (decrease) in shares outstanding	(2,384,896)	$(13,317,872)

Year ended August 31, 2014:
Shares sold	10,579,556	$60,957,516
Shares issued in reinvestment of dividends and distributions	1,866,561	10,755,175
Shares reacquired	(4,821,903)	(27,730,811)

Net increase (decrease) in shares outstanding before conversion	7,624,214	43,981,880
Shares reacquired upon conversion into Class A	(1,010,627)	(5,833,252)

Net increase (decrease) in shares outstanding	6,613,587	$38,148,628

Prudential High Yield Fund	59

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended February 28. 2015:
Shares sold	4,573,406	$25,709,999
Shares issued in reinvestment of dividends and distributions	1,021,460	5,718,639
Shares reacquired	(6,734,815)	(37,459,441)

Net increase (decrease) in shares outstanding before conversion	(1,139,949)	(6,030,803)
Shares reacquired upon conversion into Class A and Class Z	(284,230)	(1,598,605)

Net increase (decrease) in shares outstanding	(1,424,179)	$(7,629,408)

Year ended August 31, 2014:
Shares sold	11,287,152	$65,018,908
Shares issued in reinvestment of dividends and distributions	1,988,484	11,451,688
Shares reacquired	(10,487,457)	(60,228,260)

Net increase (decrease) in shares outstanding before conversion	2,788,179	16,242,336
Shares reacquired upon conversion into Class Z	(508,136)	(2,926,501)

Net increase (decrease) in shares outstanding	2,280,043	$13,315,835

Class Q
Six months ended February 28. 2015:
Shares sold	5,731,454	$32,598,644
Shares issued in reinvestment of dividends and distributions	203,225	1,139,414
Shares reacquired	(377,780)	(2,119,205)

Net increase (decrease) in shares outstanding	5,556,899	$31,618,853

Year ended August 31, 2014:
Shares sold	1,499,160	$8,683,554
Shares issued in reinvestment of dividends	119,133	688,446
Shares reacquired	(560,310)	(3,248,060)

Net increase (decrease) in shares outstanding	1,057,983)	$6,123,940)

Class R
Six months ended February 28. 2015:
Shares sold	1,225,748	$6,865,520
Shares issued in reinvestment of dividends and distributions	287,113	1,609,292
Shares reacquired	(1,945,592)	(10,863,901)

Net increase (decrease) in shares outstanding	(432,731)	$(2,389,089)

Year ended August 31, 2014:
Shares sold	3,214,716	$18,497,113
Shares issued in reinvestment of dividends and distributions	567,409	3,270,947
Shares reacquired	(2,930,220)	(16,890,913)

Net increase (decrease) in shares outstanding	851,905	$4,877,147

60

Class X	Shares	Amount
Period ended April 11, 2014*:
Shares issued in reinvestment of dividends and distributions	204	$1,162
Shares reacquired	(1,343)	(7,565)

Net increase (decrease) in shares outstanding before conversion	(1,139)	(6,403)
Shares reacquired upon conversion into Class A	(11,948)	(68,325)

Net increase (decrease) in shares outstanding	(13,087)	$(74,728)

Class Z
Six months ended February 28. 2015:
Shares sold	73,221,049	$409,837,352
Shares issued in reinvestment of dividends and distributions	6,618,487	37,174,771
Shares reacquired	(49,047,482)	(276,337,270)

Net increase (decrease) in shares outstanding before conversion	30,792,054	170,674,853
Shares issued upon conversion from Class A and Class C	1,292,358	7,322,746
Shares reacquired upon conversion into Class A	(141,091)	(792,276)

Net increase (decrease) in shares outstanding	31,943,321	$177,205,323

Year ended August 31, 2014:
Shares sold	128,576,956	$741,976,378
Shares issued in reinvestment of dividends and distributions	12,240,948	70,799,933
Shares reacquired	(96,842,573)	(559,679,530)

Net increase (decrease) in shares outstanding before conversion	43,975,331	253,096,781
Shares issued upon conversion from Class A and Class C	5,957,029	34,505,900
Shares reacquired upon conversion into Class A	(154,203)	(890,185)

Net increase (decrease) in shares outstanding	49,778,157	$286,712,496

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 28, 2015.

Prudential High Yield Fund	61

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2015(a)		2014(a)	2013(a)	2012(a)	2011(a)		2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.80		$5.60	$5.59	$5.34	$5.32		$4.84
Income (loss) from investment operations:
Net investment income	.16		.33	.34	.37	.40		.45
Net realized and unrealized gain (loss) on investment transactions	(.17)		.22	.04	.27	.03		.49
Total from investment operations	(.01)		.55	.38	.64	.43		.94
Less Dividends:
Dividends from net investment income	(.17)		(.35)	(.37)	(.39)	(.41)		(.46)
Capital Contributions(e):	-		-	-	-	-	(d)	-	(d)
Net asset value, end of period	$5.62		$5.80	$5.60	$5.59	$5.34		$5.32
Total Return(b):	(0.10)%		10.11%	6.85%	12.55%	8.14%		19.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,313,102		$1,347,911	$1,327,678	$1,339,113	$1,078,117		$1,093,443
Average net assets (000)	$1,299,824		$1,355,610	$1,385,567	$1,187,666	$1,147,761		$1,078,033
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.83%	(f)	.82%	.83%	.87%	.88%		.90%
Expenses before waivers and/or expense reimbursement	.88%	(f)	.87%	.88%	.92%	.93%		.95%
Net investment income	5.88%	(f)	5.78%	6.04%	6.75%	7.20%		8.64%
Portfolio turnover rate	21%	(g)	51%	55%	48%	87%		91%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

62

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2015(a)		2014(a)	2013(a)	2012(a)	2011(a)		2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.80		$5.60	$5.59	$5.34	$5.31		$4.83
Income (loss) from investment operations:
Net investment income	.15		.30	.32	.34	.37		.42
Net realized and unrealized gain (loss) on investment transactions	(.18)		.23	.03	.28	.05		.49
Total from investment operations	(.03)		.53	.35	.62	.42		.91
Less Dividends:
Dividends from net investment income	(.16)		(.33)	(.34)	(.37)	(.39)		(.43)
Capital Contributions(e):	-		-	-	-	-	(d)	-	(d)
Net asset value, end of period	$5.61		$5.80	$5.60	$5.59	$5.34		$5.31
Total Return(b):	(0.53)%		9.57%	6.33%	12.00%	7.82%		19.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$238,008		$259,756	$213,714	$163,309	$115,162		$96,409
Average net assets (000)	$243,071		$239,412	$194,916	$131,650	$108,578		$92,174
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.33%	(f)	1.32%	1.33%	1.37%	1.38%		1.40%
Expenses before waivers and/or expense reimbursement	1.33%	(f)	1.32%	1.33%	1.37%	1.38%		1.40%
Net investment income	5.38%	(f)	5.27%	5.53%	6.25%	6.70%		8.15%
Portfolio turnover rate	21%	(g)	51%	55%	48%	87%		91%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	63

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2015(a)		2014(a)	2013(a)	2012(a)	2011(a)		2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.80		$5.59	$5.58	$5.33	$5.31		$4.83
Income (loss) from investment operations:
Net investment income	.14		.29	.30	.32	.36		.42
Net realized and unrealized gain (loss) on investment transactions	(.18)		.23	.04	.28	.04		.49
Total from investment operations	(.04)		.52	.34	.60	.40		.91
Less Dividends:
Dividends from net investment income	(.15)		(.31)	(.33)	(.35)	(.38)		(.43)
Capital Contributions(f):	-		-	-	-	-	(e)	-	(e)
Net asset value, end of period	$5.61		$5.80	$5.59	$5.58	$5.33		$5.31
Total Return(b):	(0.65)%		9.49%	6.07%	11.74%	7.45%		19.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$253,453		$270,142	$247,992	$229,715	$136,177		$112,212
Average net assets (000)	$259,365		$258,825	$260,306	$172,185	$132,854		$94,741
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	1.58%	(g)	1.57%	1.58%	1.62%	1.55%		1.40%
Expenses before waivers and/or expense reimbursement	1.58%	(g)	1.57%	1.58%	1.62%	1.63%		1.65%
Net investment income	5.13%	(g)	5.03%	5.29%	5.98%	6.52%		8.12%
Portfolio turnover rate	21%	(h)	51%	55%	48%	87%		91%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through December 31, 2010.

(e) Less than $.005 per share.

(f) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

64

Class Q Shares
	Six Months Ended February 28,		Year Ended August 31,		October 31, 2011(a) through August 31,
	2015(b)		2014(b)	2013(b)	2012(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.81		$5.61	$5.61	$5.41
Income from investment operations:
Net investment income	.17		.35	.37	.35
Net realized and unrealized gain (loss) on investment transactions	(.18)		.23	.02	.19
Total from investment operations	(.01)		.58	.39	.54
Less Dividends:
Dividends from net investment income	(.18)		(.38)	(.39)	(.34)
Net asset value, end of period	$5.62		$5.81	$5.61	$5.61
Total Return(c):	(0.09)%		10.50%	7.04%	10.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,118		$14,336	$7,901	$63,914
Average net assets (000)	$34,934		$10,563	$52,463	$48,841
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.47%	(e)	.46%	.47%	.50%	(e)
Expenses before waivers and/or expense reimbursement	.47%	(e)	.46%	.47%	.50%	(e)
Net investment income	6.29%	(e)	6.12%	6.40%	6.97%	(e)
Portfolio turnover rate	21%	(f)	51%	55%	48%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	65

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended February 28,		Year Ended August 31,
	2015(a)		2014(a)	2013(a)	2012(a)	2011(a)		2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.80		$5.60	$5.59	$5.34	$5.32		$4.84
Income (loss) from investment operations:
Net investment income	.16		.32	.33	.35	.38		.44
Net realized and unrealized gain (loss) on investment transactions	(.18)		.22	.04	.28	.04		.49
Total from investment operations	(.02)		.54	.37	.63	.42		.93
Less Dividends:
Dividends from net investment income	(.16)		(.34)	(.36)	(.38)	(.40)		(.45)
Capital Contributions(e):	-		-	-	-	-	(d)	-	(d)
Net asset value, end of period	$5.62		$5.80	$5.60	$5.59	$5.34		$5.32
Total Return(b):	(0.23)%		9.84%	6.59%	12.26%	7.88%		19.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53,219		$57,502	$50,732	$36,886	$20,630		$10,441
Average net assets (000)	$55,032		$55,379	$47,639	$27,717	$16,155		$7,260
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08%	(f)	1.07%	1.08%	1.12%	1.13%		1.15%
Expenses before waivers and/or expense reimbursement	1.33%	(f)	1.32%	1.33%	1.37%	1.38%		1.40%
Net investment income	5.63%	(f)	5.53%	5.78%	6.47%	6.93%		8.32%
Portfolio turnover rate	21%	(g)	51%	55%	48%	87%		91%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

66

Class X Shares
	Period Ended April 11,		Year Ended August 31,
	2014(a)(h)		2013(a)	2012(a)	2011(a)		2010(a)		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.60		$5.59	$5.34	$5.31		$4.83		$5.19
Income (loss) from investment operations:
Net investment income	.17		.30	.33	.36		.41		.38
Net realized and unrealized gain (loss) on investment transactions	.22		.04	.27	.04		.49		(.33)
Total from investment operations	.39		.34	.60	.40		.90		.05
Less Dividends:
Dividends from net investment income	(.19)		(.33)	(.35)	(.37)		(.42)		(.41)
Capital Contributions(e):	-		-	-	-	(d)	-	(d)	-
Net asset value, end of period	$5.80		$5.60	$5.59	$5.34		$5.31		$4.83
Total Return(b):	7.09%		6.06%	11.69%	7.54%		19.07%		2.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2		$73	$249	$459		$966		$1,878
Average net assets (000)	$36		$167	$363	$766		$1,359		$2,152
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.56%	(f)	1.58%	1.62%	1.63%		1.65%		1.66%
Expenses before waivers and/or expense reimbursement	1.56%	(f)	1.58%	1.62%	1.63%		1.65%		1.66%
Net investment income	4.90%	(f)	5.30%	6.06%	6.48%		7.97%		9.19%
Portfolio turnover rate	51%	(g)(i)	55%	48%	87%		91%		82%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

(h) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

(i) Calculated as of August 31, 2014.

See Notes to Financial Statements.

Prudential High Yield Fund	67

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2015(a)		2014(a)	2013(a)	2012(a)	2011(a)		2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.82		$5.62	$5.61	$5.35	$5.33		$4.85
Income (loss) from investment operations:
Net investment income	.17		.35	.36	.38	.42		.46
Net realized and unrealized gain (loss) on investment transactions	(.18)		.22	.04	.29	.03		.49
Total from investment operations	(.01)		.57	.40	.67	.45		.95
Less Dividends:
Dividends from net investment income	(.18)		(.37)	(.39)	(.41)	(.43)		(.47)
Capital Contributions(e):	-		-	-	-	-	(d)	-	(d)
Net asset value, end of period	$5.63		$5.82	$5.62	$5.61	$5.35		$5.33
Total Return(b):	(0.14)%		10.38%	7.13%	13.07%	8.47%		20.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,473,242		$1,336,453	$1,010,477	$725,367	$334,696		$117,442
Average net assets (000)	$1,309,364		$1,254,191	$911,701	$479,766	$304,551		$94,871
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.58%	(f)	.57%	.58%	.62%	.63%		.65%
Expenses before waivers and/or expense reimbursement	.58%	(f)	.57%	.58%	.62%	.63%		.65%
Net investment income	6.13%	(f)	6.02%	6.29%	6.97%	7.43%		8.86%
Portfolio turnover rate	21%	(g)	51%	55%	48%	87%		91%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

68

Results of Proxy Voting

(Unaudited)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios, Inc. 15 which is comprised of Prudential High Yield Fund and Prudential Short Duration High Yield Income Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	534,964,819.251	98.642%	74.296%
WITHHELD	7,370,076.333	1.358%	1.023%

(b) Kevin J. Bannon;
FOR	535,533,105.530	98.746%	74.375%
WITHHELD	6,807,790.054	1.254%	0.944%

(c) Linda W. Bynoe;
FOR	534,984,832.950	98.645%	74.299%
WITHHELD	7,350,062.634	1.355%	1.020%

(d) Keith F. Hartstein;
FOR	535,517,822.194	98.744%	74.373%
WITHHELD	6,817,073.390	1.256%	0.946%

(e) Michael S. Hyland;
FOR	535,407,104.783	98.723%	74.357%
WITHHELD	6,927,790.801	1.277%	0.962%

(f) Stephen P. Munn;
FOR	535,139,031.831	98.674%	74.320%
WITHHELD	574,352.710	1.326%	0.999%

(g) James E. Quinn;
FOR	535,241,487.863	98.693%	74.334%
WITHHELD	7,093,407.721	1.307%	0.985%

(h) Richard A. Redeker;
FOR	535,207,216.660	98.686%	74.330%
WITHHELD	7,127,678.924	1.314%	0.989%

(i) Stephen G. Stoneburn;
FOR	535,376,077.957	98.717%	74.353%
WITHHELD	6,958,817.627	1.283%	0.966%

(j) Stuart S. Parker;
FOR	535,425,197.727	98.726%	74.360%
WITHHELD	6,909,697.857	1.274%	0.959%

Prudential High Yield Fund	69

Results of Proxy Voting

(Unaudited) continued

	SHARES VOTED	% OF VOTED	% OF TOTAL
(k) Scott E. Benjamin; and
FOR	535,425,002.394	98.726%	74.360%
WITHHELD	6,909,893.190	1.274%	0.959%

(l)Grace C. Torres.
FOR	535,360,477.097	98.715%	74.351%
WITHHELD	6,974,418.487	1.285%	0.968%

The special meeting of shareholders of the Prudential High Yield Fund (the “Fund”) held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, and January 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on January 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	177,863,720.233	44.924%	31.463%
AGAINST	12,447,792.226	3.144%	2.202%
ABSTAIN	6,547,904.622	1.654%	1.158%
BROKER NON-VOTE	199,064,715.941	50.278%	35.214%

TOTAL	31,712,248.331	100.000%	70.037%

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	153,968,492.660	38.889%	27.236%
AGAINST	35,251,268.279	8.904%	6.236%
ABSTAIN	7,639,655.142	1.929%	1.351%
BROKER NON-VOTE	199,064,715.941	50.278%	35.214%

TOTAL	31,712,248.331	100.000%	70.037%

70	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe •
Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker •
James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential High Yield Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL HIGH YIELD FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PBHAX	PBHYX	PRHCX	PHYQX	JDYRX	PHYZX
CUSIP	74440Y108	74440Y207	74440Y306	74440Y884	74440Y603	74440Y801

MF110E2    0275796-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15
By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary
Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	April 20, 2015
By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer
Date:	April 20, 2015